UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-advisers are Federated Investment Management Company (“Federated”) and Wellington Management Company, LLP (“Wellington”)
Fund Performance
For the twelve-month period ended December 31, 2020, the Fund (Investor Class shares) returned 8.01%, relative to an 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s benchmark index.
Federated Commentary
The period from December 31, 2019 to December 31, 2020 was characterized by extreme volatility. The Covid-19 pandemic caused governments across the globe to shut down their economies in hopes of stopping the spread of the disease. The economic toll was massive, with second quarter gross domestic product (“GDP”) growth collapsing 31%. The Federal Reserve (“Fed”) and Congress responded almost immediately. The Fed cut short term interest rates to zero, began pumping liquidity into a fractured bond market by buying billions of dollars of government securities, and directly supported other distressed sectors of the bond market by purchasing investment-grade corporates, high-yield fallen angels, municipals, asset-backed securities, commercial mortgage-backed securities, and other types of bonds. Congress likewise passed multiple fiscal stimulus bills, injecting needed cash into consumer and small business pocketbooks and propping up industries like airlines directly impacted by the government-mandated shutdown. This unprecedented monetary and fiscal stimulus, along with the development of vaccines, enabled gross domestic output growth to snap back 33% in the third quarter. Despite this rebound, employment and GDP remain below pre-crisis levels at year-end.
Treasury yields collapsed to historic lows in 2020, partly due to flight-to-quality buying by nervous investors and partly due to the Fed’s purchases as part of its quantitative easing program. Two-year Treasuries ended the year at 0.12% and 10-year Treasuries at 0.91%. After significant spread widening in the first quarter, corporate bonds ripped tighter through year-end for two reasons. First, the Fed’s support of the credit sectors put a cap on how high spreads could widen even if the economy’s emergence from recession stalled. Second, by driving cash and risk-free Treasury rates to almost zero, investors desperate for yield had little alternative but to own corporate and other credit-sensitive bonds.
The overperformance was primarily driven by sector allocation. The portion of the Fund sub-advised by Federated reduced credit risk in the beginning of the year, prior to the spread widening associated with the Covid-19 outbreak. Starting in March, the Federated team began adding back risk by buying investment-grade corporates, high-yield bonds, and emerging market bonds. In June the portion of the Fund sub-advised by Federated reduced risk to enable Great-West Funds to reposition the Fund into the more conservative Morningstar Core Bond category. Nonetheless, overweights to credit added significantly to performance relative to the benchmark index.
Security selection was also a major positive contributor to returns, in particular, Treasury Inflation Protected Securities which benefitted from the Fed’s adoption of a weighted average inflation targeting policy. In essence, the Fed has promised not to raise interest rates until both of its goals are achieved: full employment and inflation sustainably at 2%. Solid mortgage pool selection and an overweight to BBB rated corporates also added alpha during the period.

During the reporting period, Federated used Treasury futures contracts to manage the duration and yield curve exposures. These derivative positions were used both to hedge risks as well as to position the portion of the Fund sub-advised by Federated to benefit from changes in market direction.
Wellington Commentary
Most global fixed-income sectors generated positive returns during the year. Sovereign yields declined sharply, particularly in the earlier part of the year at the onset of the pandemic. Credit spreads widened in March over expectations that the decline in economic activity and supply chain disruptions would cause credit fundamentals to deteriorate, but later recouped most of their widening, helped by encouraging vaccine developments and accommodative central banks’ policies. Markets were primarily influenced by the growth slowdown driven by the coronavirus pandemic and subsequently the unprecedented speed and magnitude of stimulus measures enacted by global central banks and governments. Global GDP releases indicated deep recessions in the second quarter following various restrictions to business activity to combat the spread of the virus.
By the end of period, global GDP sharply rebounded as economies emerged from lockdowns and labor data showed signs of improvement. Global central banks maintained highly accommodative policy stances during the period. The Fed provided additional assurance that asset buying would continue for the foreseeable future. The European Central Bank extended its pandemic emergency purchase program through at least March 2022. The U.S. dollar weakened versus most currencies.
Sovereign yield curves generally steepened outside Europe late in the year as easy central bank policies anchored front-end yields while the prospect of additional fiscal stimulus lifted inflation expectations. However, yields ended the year lower, helping contribute to positive total returns across fixed-income sectors. Encouraging vaccine developments propelled market confidence despite growing global Covid-19 infections and the United Kingdom’s formal exit from the European Union.
Absolute returns were positive for most fixed-income sectors over the period, against a backdrop of accommodative central bank policies. On an excess return basis, lowest-rated sectors were generally among the worst performers.
For the portion of the Fund that Wellington sub-advises, investment-grade credit positioning within corporates was the primary contributor to relative outperformance, particularly industrials issuers. Exposure to securitized sectors detracted overall as positive effects from an allocation to collateralized loan obligations and non-agency mortgage-backed securities (“MBS”) were offset by the negative impact from exposure to commercial mortgage-backed securities. Positioning within agency MBS pass-throughs was additive. Duration/yield curve positioning had a muted impact on relative returns while inflation positioning via an allocation to Treasury Inflation Protected Securities was modestly additive. The portfolio used credit default swaps to tactically manage credit exposure. These positions detracted from relative returns. The portfolio also used bond futures, primarily to manage overall duration and to take tactical duration and yield curve positions. These positions also detracted from relative returns.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

15,000
14,000
13,000
12,000
11,000
10,000
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
Fund (Investor Class)
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2011	10,585.00	10,784.00
2012	11,228.57	11,238.01
2013	10,980.91	11,010.58
2014	11,552.25	11,667.44
2015	11,417.06	11,731.61
2016	11,952.52	12,042.20
2017	12,418.67	12,468.71
2018	12,268.40	12,470.13
2019	13,395.87	13,557.11
2020	14,468.88	14,574.80

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	8.46%	5.23%	4.19%
Investor Class	8.01%	4.86%	3.77%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	59.18%
Aa1	0.68
Aa2	0.82
Aa3	0.69
A1	1.68
A2	5.53
A3	4.28
Baa1	5.93
Baa2	7.67
Baa3	4.83
Ba1	0.95
Ba2	0.34
Ba3	0.43
B1	0.30
B2	0.23
B3	0.34
CCC, CC, C	0.60
D	0.01
Equities	0.01
Not Rated	4.41
Short Term Investments	1.09
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,024.60	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78
Investor Class
Actual	$1,000.00	$1,022.90	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.52%
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
$ 114,350	3.46%, 10/15/2024	$ 116,148
	Series 2020-Z2 Class A
331,748	1.90%, 01/15/2025	331,530
94,925	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	95,148
171,443	ALM XVI Ltd / ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 1.14%, 07/15/2027 3-mo. LIBOR + 0.90%	171,255
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	160,868
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 1.47%, 07/25/2029 3-mo. LIBOR + 1.25%	454,011
378,084	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR 1.21%, 07/28/2028 3-mo. LIBOR + 1.00%	378,083
500,000	Atrium IX(a)(c) Series 2009A Class AR 1.47%, 05/28/2030 3-mo. LIBOR + 1.24%	500,015
	Bayview Koitere Fund Trust(a)(b)
	Series 2017-SPL3 Class A
44,032	4.00%, 11/28/2053	45,852
	Series 2017-RT4 Class A
105,764	3.50%, 07/28/2057	109,485
171,409	Bayview Mortgage Fund IV Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	173,501
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2016-SPL2 Class A
73,256	4.00%, 06/28/2053	74,727
	Series 2017-RT1 Class A1
147,063	3.00%, 03/28/2057	149,662
	Series 2017-RT5 Class A
169,995	3.50%, 05/28/2069	174,909
	Series 2017-RT6 Class A
104,596	3.50%, 10/28/2057	107,561
	Series 2017-SPL4 Class A
157,152	3.50%, 01/28/2055	160,914
	Series 2017-SPL5 Class A
54,667	3.50%, 06/28/2057	56,523
Principal Amount		Fair Value
Non-Agency — (continued)
$ 705,924	Carlyle Global Market Strategies Ltd(a)(c) Series 2017-1A Class A1A 1.52%, 04/20/2031 3-mo. LIBOR + 1.30%	$ 705,945
95,037	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	96,238
	CIFC Funding Ltd(a)(c)
	Series 2012-2RA Class A1
391,578	1.02%, 01/20/2028 3-mo. LIBOR + 0.80%	390,096
	Series 2020-2A Class A1
385,000	1.93%, 08/24/2032 3-mo. LIBOR + 1.65%	386,647
184,782	Citigroup Mortgage Loan Trust(a)(d) Series 2019-E Class A1 3.23%, 11/25/2070	185,677
68,714	Citigroup Mortgage Loan Trust Inc(a)(b) Series 2018-RP1 Class A1 3.00%, 09/25/2064	72,672
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
190,613	4.12%, 07/25/2048	200,158
	Series 2019-1A Class A2
103,950	3.67%, 10/25/2049	110,417
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	139,250
700,000	Dryden 86 Ltd(a)(c) Series 2020-86A Class A 1.87%, 07/17/2030 3-mo. LIBOR + 1.65%	702,008
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	419,837
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	134,852
298,733	Galaxy XXIX Ltd(a)(c) Series 2018-29A Class A 1.01%, 11/15/2026 3-mo. LIBOR + 0.79%	297,991
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	226,869
	Marlette Funding Trust(a)
	Series 2019-3A Class A
106,927	2.69%, 09/17/2029	107,648
	Series 2019-4A Class A
164,716	2.39%, 12/17/2029	166,003
53,164	MetLife Securitization Trust(a)(b) Series 2017-1A Class A 3.00%, 04/25/2055	55,990
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
178,130	2.75%, 01/25/2061	182,725

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-1 Class A1
$ 238,156	3.25%, 05/25/2062	$ 246,424
	Series 2018-2 Class A1
174,696	3.50%, 05/25/2058	181,677
	Series 2018-3 Class A1
138,058	3.48%, 08/25/2058	145,635
30,535	Nationstar HECM Loan Trust(a)(b) Series 2019-1A Class A 2.65%, 06/25/2029	30,532
253,301	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 1.54%, 06/20/2029 3-mo. LIBOR + 1.30%	252,383
161,672	NRZ Excess Spread-Collateralized Notes(a) Series 2018-FNT1 Class A 3.61%, 05/25/2023	161,976
58,066	OCP Ltd(a)(c) Series 2015-8A Class A1R 1.07%, 04/17/2027 3-mo. LIBOR + 0.85%	58,046
	OneMain Financial Issuance Trust(a)
	Series 2017-1A Class A1
39,072	2.37%, 09/14/2032	39,123
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	230,243
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	206,182
	Regional Management Issuance Trust(a)
	Series 2018-2 Class A
320,000	4.56%, 01/18/2028	322,660
	Series 2019-1 Class A
250,000	3.05%, 11/15/2028	253,439
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
210,000	2.68%, 10/15/2025	215,833
	Series 2020-1 Class A2A
41,527	2.07%, 01/17/2023	41,725
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	70,087
253,216	Sierra Timeshare Receivables Funding LLC(a) Series 2020-2A Class A 1.33%, 07/20/2037	254,396
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
7,867	2.77%, 05/25/2026	7,890
	Series 2017-4 Class A
5,010	2.50%, 05/26/2026	5,029
	Series 2017-6 Class A2
14,912	2.82%, 11/25/2026	14,981
Principal Amount		Fair Value
Non-Agency — (continued)
$ 409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 1.23%, 04/15/2029 3-mo. LIBOR + 0.95%	$ 406,664
157,658	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 1.11%, 01/20/2028 3-mo. LIBOR + 0.89%	157,524
131,047	Springleaf Funding Trust(a) Series 2017-AA Class A 2.68%, 07/15/2030	131,300
491,497	Stanwich Mortgage Loan Trust(a)(d) Series 2019-NPB2 Class A1 3.48%, 11/16/2024	493,060
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	145,029
325,000	TICP XII Ltd(a)(c) Series 2018-12A Class A 1.33%, 01/15/2031 3-mo. LIBOR + 1.11%	324,547
	Towd Point Mortgage Trust(a)(b)
	Series 2016-4 Class A1
89,744	2.25%, 07/25/2056	91,132
	Series 2017-1 Class A1
568,095	2.75%, 10/25/2056	582,243
	Series 2017-2 Class A1
74,295	2.75%, 04/25/2057	75,950
	Series 2017-4 Class A1
471,099	2.75%, 06/25/2057	488,168
	Series 2017-6 Class A1
516,345	2.75%, 10/25/2057	531,624
	Series 2018-1 Class A1
54,708	3.00%, 01/25/2058	56,856
	Series 2018-2 Class A1
207,356	3.25%, 03/25/2058	217,051
	Series 2018-3 Class A1
159,470	3.75%, 05/25/2058	169,715
	Series 2018-5 Class A1A
475,293	3.25%, 07/25/2058	497,247
	Series 2019-1 Class A1
598,686	3.75%, 03/25/2058	643,256
109,764	VOLT LXXXIII LLC(a)(d) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	110,079
400,333	VOLT LXXXIV LLC(a)(d) Series 2019-NP10 Class A1A 3.43%, 12/27/2049	401,325
77,376	VOLT LXXXV LLC(a)(d) Series 2020-NPL1 Class A1A 3.23%, 01/25/2050	77,593
244,918	VOLT LXXXVII LLC(a)(d) Series 2020-NPL3 Class A1A 2.98%, 02/25/2050	245,250

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Non-Agency — (continued)
$ 365,402	VOLT LXXXVIII LLC(a)(d) Series 2020-NPL4 Class A1 2.98%, 03/25/2050	$ 365,814
58,200	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	61,755
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
300,000	2.72%, 11/15/2024	308,096
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	197,328
100,000	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	101,083
	Zais Ltd(a)(c)
	Series 2016-2A CLA1
244,096	1.77%, 10/15/2028 3-mo. LIBOR + 1.53%	244,098
	Series 2017-1A Class A1
255,502	1.61%, 07/15/2029 3-mo. LIBOR + 1.37%	255,001
TOTAL ASSET-BACKED SECURITIES — 3.52% (Cost $17,769,302)		$ 17,958,264
BANK LOANS
14,251	Envision Healthcare Corp(c) 5.50%, 10/11/2025 1-mo. LIBOR + 4.50%	11,875
TOTAL BANK LOANS — 0.00%(e) (Cost $18,695)		$ 11,875
CORPORATE BONDS AND NOTES
Basic Materials — 0.72%
	Air Products & Chemicals Inc
25,000	1.50%, 10/15/2025	26,052
50,000	1.85%, 05/15/2027	52,944
50,000	Clearwater Paper Corp(a)(f) 5.38%, 02/01/2025	54,187
50,000	Coeur Mining Inc(f) 5.88%, 06/01/2024	50,375
50,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	51,875
55,000	Dow Chemical Co 4.80%, 05/15/2049	73,856
335,000	DuPont de Nemours Inc 4.21%, 11/15/2023	369,559
25,000	Element Solutions Inc(a) 3.88%, 09/01/2028	25,719
	Freeport-McMoRan Inc
25,000	5.00%, 09/01/2027	26,563
25,000	4.38%, 08/01/2028	26,563
25,000	5.25%, 09/01/2029	27,812
25,000	4.63%, 08/01/2030	27,438
Principal Amount		Fair Value
Basic Materials — (continued)
$ 25,000	HB Fuller Co 4.25%, 10/15/2028	$ 25,625
50,000	Hexion Inc(a) 7.88%, 07/15/2027	53,500
25,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(a) 9.00%, 07/01/2028	27,500
	LYB International Finance III LLC
85,000	1.25%, 10/01/2025	86,470
130,000	3.80%, 10/01/2060	139,701
	Nutrition & Biosciences Inc(a)
315,000	1.83%, 10/15/2027	324,519
200,000	2.30%, 11/01/2030	205,887
25,000	PQ Corp(a) 5.75%, 12/15/2025	25,656
250,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	269,715
	RPM International Inc
150,000	4.55%, 03/01/2029	174,664
100,000	5.25%, 06/01/2045	122,478
	Sherwin-Williams Co
60,000	3.45%, 06/01/2027	68,056
100,000	2.95%, 08/15/2029	109,979
135,000	2.30%, 05/15/2030	140,902
20,000	4.50%, 06/01/2047	26,709
80,000	3.30%, 05/15/2050	88,280
250,000	Southern Copper Corp 6.75%, 04/16/2040	375,807
200,000	Syngenta Finance NV(a) 4.89%, 04/24/2025	214,612
325,000	Vale Overseas Ltd 3.75%, 07/08/2030	361,566
25,000	WR Grace & Co(a) 4.88%, 06/15/2027	26,513
		3,681,082
Communications — 4.94%
480,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	537,145
	Alphabet Inc
300,000	1.90%, 08/15/2040	293,973
460,000	2.05%, 08/15/2050	438,103
	Amazon.com Inc
1,035,000	2.80%, 08/22/2024	1,119,883
400,000	3.88%, 08/22/2037	498,381
50,000	AMC Networks Inc 5.00%, 04/01/2024	50,812
200,000	America Movil SAB de CV 2.88%, 05/07/2030	216,760
	AT&T Inc
465,000	4.35%, 03/01/2029	554,201
1,100,000	3.65%, 06/01/2051	1,149,740
200,000	3.55%, 09/15/2055(a)	198,937
522,000	3.80%, 12/01/2057(a)	542,150
28,000	3.65%, 09/15/2059(a)	28,082
345,000	3.50%, 02/01/2061	342,897
165,000	Booking Holdings Inc 4.63%, 04/13/2030	204,922

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Communications — (continued)
$ 50,000	Cars.com Inc(a) 6.38%, 11/01/2028	$ 53,073
	CCO Holdings LLC / CCO Holdings Capital Corp(a)
25,000	5.88%, 05/01/2027	25,969
50,000	5.00%, 02/01/2028	52,875
75,000	4.75%, 03/01/2030	80,925
100,000	4.50%, 08/15/2030	106,125
25,000	4.50%, 05/01/2032	26,693
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	174,278
195,000	2.30%, 02/01/2032	195,102
125,000	6.48%, 10/23/2045	177,123
235,000	5.38%, 05/01/2047	292,871
190,000	5.13%, 07/01/2049	231,535
40,000	4.80%, 03/01/2050	47,727
25,000	3.70%, 04/01/2051	25,915
20,000	6.83%, 10/23/2055	30,284
500,000	3.85%, 04/01/2061	502,859
	Comcast Corp
350,000	3.40%, 04/01/2030	403,439
230,000	4.60%, 10/15/2038	302,692
115,000	3.25%, 11/01/2039	130,339
110,000	3.75%, 04/01/2040	132,170
285,000	4.75%, 03/01/2044	389,637
55,000	3.40%, 07/15/2046	63,138
60,000	0.85%, 10/15/2048	83,460
60,000	3.45%, 02/01/2050	70,600
385,000	2.80%, 01/15/2051	400,201
75,000	4.95%, 10/15/2058	113,641
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	59,622
95,000	6.95%, 06/01/2038	139,067
35,000	8.38%, 03/01/2039	60,229
35,000	4.50%, 06/30/2043	43,966
250,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	265,000
25,000	Cumulus Media New Holdings Inc(a) 6.75%, 07/01/2026	25,561
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	449,567
	Diamond Sports Group LLC / Diamond Sports Finance Co(a)
25,000	5.38%, 08/15/2026	20,313
25,000	6.63%, 08/15/2027(f)	15,125
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	110,185
160,000	5.20%, 09/20/2047	208,105
123,000	5.30%, 05/15/2049	162,028
360,000	4.65%, 05/15/2050	449,512
	DISH DBS Corp
50,000	7.75%, 07/01/2026	55,974
25,000	7.38%, 07/01/2028	26,625
Principal Amount		Fair Value
Communications — (continued)
	Entercom Media Corp(a)
$ 50,000	7.25%, 11/01/2024(f)	$ 49,875
50,000	6.50%, 05/01/2027	50,812
	Fox Corp
100,000	4.71%, 01/25/2029	121,276
135,000	5.58%, 01/25/2049	197,019
25,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 5.25%, 12/01/2027	26,313
50,000	Gray Television Inc(a) 5.88%, 07/15/2026	52,312
225,000	Grupo Televisa SAB 5.00%, 05/13/2045	270,894
	iHeartCommunications Inc
83,112	8.38%, 05/01/2027	88,710
25,000	5.25%, 08/15/2027(a)	26,188
25,000	4.75%, 01/15/2028(a)	25,750
50,000	Intelsat Jackson Holdings SA(a)(f)(g)(h) 9.75%, 07/15/2025	36,000
	Lamar Media Corp
25,000	3.75%, 02/15/2028	25,693
25,000	4.88%, 01/15/2029	26,562
25,000	LogMeIn Inc(a) 5.50%, 09/01/2027	26,188
	Match Group Holdings II LLC(a)
25,000	4.63%, 06/01/2028	26,203
75,000	4.13%, 08/01/2030	77,812
	Nexstar Broadcasting Inc(a)
75,000	5.63%, 07/15/2027	80,344
25,000	4.75%, 11/01/2028	26,156
260,000	Omnicom Group Inc 4.20%, 06/01/2030	312,138
50,000	Scripps Escrow Inc(a) 5.88%, 07/15/2027	52,235
	Sinclair Television Group Inc(a)
25,000	5.88%, 03/15/2026	25,705
25,000	5.13%, 02/15/2027	25,438
	Sirius XM Radio Inc(a)
25,000	3.88%, 08/01/2022	25,375
25,000	5.50%, 07/01/2029	27,508
50,000	4.13%, 07/01/2030	53,219
25,000	Sprint Capital Corp 6.88%, 11/15/2028	32,962
25,000	Sprint Communications Inc 6.00%, 11/15/2022	27,062
50,000	Sprint Corp 7.63%, 03/01/2026	62,060
	TEGNA Inc
25,000	4.63%, 03/15/2028(a)	25,563
50,000	5.00%, 09/15/2029	52,821
	Telefonica Emisiones SA
300,000	7.05%, 06/20/2036	447,016
390,000	4.90%, 03/06/2048	489,531
565,000	Tencent Holdings Ltd(a) 1.81%, 01/26/2026	577,440
75,000	Terrier Media Buyer Inc(a) 8.88%, 12/15/2027	82,687
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	101,419

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Communications — (continued)
$ 110,000	6.55%, 05/01/2037	$ 150,837
500,000	5.50%, 09/01/2041	641,603
65,000	4.50%, 09/15/2042	76,061
	T-Mobile USA Inc
945,000	3.50%, 04/15/2025(a)	1,044,206
100,000	4.50%, 02/01/2026	102,233
450,000	1.50%, 02/15/2026(a)	460,741
100,000	2.05%, 02/15/2028(a)	104,016
570,000	3.88%, 04/15/2030(a)	660,066
645,000	3.00%, 02/15/2041(a)	668,684
220,000	4.50%, 04/15/2050(a)	271,345
115,000	3.30%, 02/15/2051(a)	118,315
25,000	Townsquare Media Inc(a) 6.88%, 02/01/2026	26,210
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	338,164
450,000	3.88%, 02/08/2029	529,452
465,000	4.50%, 08/10/2033	585,842
200,000	2.65%, 11/20/2040	201,971
65,000	4.00%, 03/22/2050	78,711
120,000	2.88%, 11/20/2050	120,784
80,000	3.00%, 11/20/2060	80,370
	ViacomCBS Inc
250,000	4.20%, 06/01/2029	298,920
710,000	4.95%, 01/15/2031	888,791
120,000	4.20%, 05/19/2032	144,530
195,000	4.38%, 03/15/2043	230,038
	Vodafone Group PLC
100,000	4.13%, 05/30/2025	114,327
280,000	5.25%, 05/30/2048	388,926
140,000	4.25%, 09/17/2050	173,417
	Walt Disney Co
200,000	2.00%, 09/01/2029	208,924
260,000	2.65%, 01/13/2031	284,873
75,000	3.60%, 01/13/2051	90,863
90,000	3.80%, 05/13/2060	114,098
		25,231,140
Consumer, Cyclical — 2.09%
125,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 4.00%, 10/15/2030	126,770
25,000	Academy Ltd(a) 6.00%, 11/15/2027	26,188
	Adient US LLC(a)
25,000	9.00%, 04/15/2025	27,875
25,000	7.00%, 05/15/2026	27,193
550,000	Advance Auto Parts Inc 3.90%, 04/15/2030	632,142
50,000	Affinity Gaming(a) 6.88%, 12/15/2027	52,312
	Alimentation Couche-Tard Inc(a)
15,000	2.95%, 01/25/2030	16,384
475,000	3.80%, 01/25/2050	561,752
25,000	American Axle & Manufacturing Inc 6.50%, 04/01/2027	26,313
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	American Builders & Contractors Supply Co Inc(a)
$ 50,000	5.88%, 05/15/2026	$ 51,812
25,000	4.00%, 01/15/2028	25,875
50,000	Aramark Services Inc(a) 5.00%, 02/01/2028	52,687
380,000	AutoNation Inc 4.75%, 06/01/2030	457,035
	AutoZone Inc
95,000	3.63%, 04/15/2025	106,395
215,000	4.00%, 04/15/2030	254,582
25,000	Bally's Corp(a) 6.75%, 06/01/2027	26,813
	Boyd Gaming Corp
25,000	8.63%, 06/01/2025(a)	27,805
50,000	4.75%, 12/01/2027	51,937
	Caesars Entertainment Inc(a)
25,000	6.25%, 07/01/2025	26,625
25,000	8.13%, 07/01/2027	27,676
25,000	Caesars Resort Collection LLC / CRC Finco Inc(a) 5.75%, 07/01/2025	26,489
	Clarios Global LP / Clarios US Finance Co(a)
25,000	6.25%, 05/15/2026(f)	26,813
75,000	8.50%, 05/15/2027	81,481
50,000	Core & Main LP(a) 6.13%, 08/15/2025	51,688
400,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	423,296
50,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	52,312
500,000	Dollar Tree Inc 3.70%, 05/15/2023	535,196
200,000	Ford Motor Credit Co LLC 4.06%, 11/01/2024	210,114
	General Motors Co
140,000	6.13%, 10/01/2025	169,782
200,000	5.20%, 04/01/2045	242,537
130,000	6.75%, 04/01/2046	187,531
	General Motors Financial Co Inc
335,000	3.50%, 11/07/2024	361,960
125,000	2.70%, 08/20/2027	132,515
25,000	H&E Equipment Services Inc(a) 3.88%, 12/15/2028	25,188
50,000	Hilton Domestic Operating Co Inc 5.13%, 05/01/2026	51,625
	Home Depot Inc
400,000	2.80%, 09/14/2027	444,918
120,000	2.95%, 06/15/2029	136,336
145,000	5.88%, 12/16/2036	219,594
275,000	3.30%, 04/15/2040	323,661
	Hyundai Capital America(a)
180,000	2.38%, 02/10/2023	185,502
305,000	2.38%, 10/15/2027	319,649

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 25,000	IAA Inc(a) 5.50%, 06/15/2027	$ 26,500
25,000	Interface Inc(a) 5.50%, 12/01/2028	26,313
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	52,875
75,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	77,177
50,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	51,875
100,000	Las Vegas Sands Corp 3.50%, 08/18/2026	106,984
50,000	Live Nation Entertainment Inc(a) 3.75%, 01/15/2028	50,520
	Lowe's Cos Inc
530,000	1.70%, 10/15/2030	534,759
50,000	3.70%, 04/15/2046	59,189
	McDonald's Corp
175,000	3.35%, 04/01/2023	186,413
180,000	4.45%, 03/01/2047	233,502
120,000	3.63%, 09/01/2049	140,569
	MGM Resorts International
25,000	6.75%, 05/01/2025	27,060
42,000	5.50%, 04/15/2027	46,809
25,000	Michaels Stores Inc(a)(f) 8.00%, 07/15/2027	26,875
25,000	Mohegan Gaming & Entertainment(a) 7.88%, 10/15/2024	26,094
	O'Reilly Automotive Inc
115,000	4.20%, 04/01/2030	138,462
160,000	1.75%, 03/15/2031	160,149
21,765	Party City Holdings Inc(a)(c) 5.75%, 07/15/2025 6-mo. LIBOR + 5.00%	19,589
25,000	Six Flags Theme Parks Inc(a) 7.00%, 07/01/2025	27,000
	Southwest Airlines Co
110,000	4.75%, 05/04/2023	119,550
90,000	5.25%, 05/04/2025	104,215
115,000	Starbucks Corp 3.80%, 08/15/2025	130,847
50,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	52,625
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	50,578
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.75%, 03/01/2025	51,000
25,000	5.88%, 03/01/2027	26,125
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	230,355
370,000	Tractor Supply Co 1.75%, 11/01/2030	371,662
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Volkswagen Group of America Finance LLC(a)
$ 275,000	3.13%, 05/12/2023	$ 290,434
250,000	1.25%, 11/24/2025	252,061
50,000	White Cap Buyer LLC(a) 6.88%, 10/15/2028	53,312
	William Carter Co(a)
25,000	5.50%, 05/15/2025	26,550
25,000	5.63%, 03/15/2027	26,313
25,000	Wyndham Hotels & Resorts Inc(a) 4.38%, 08/15/2028	25,976
		10,644,675
Consumer, Non-Cyclical — 7.11%
250,000	Abbott Laboratories 4.90%, 11/30/2046	369,638
	AbbVie Inc
140,000	3.45%, 03/15/2022	144,385
710,000	3.20%, 11/21/2029	795,291
710,000	4.25%, 11/21/2049	889,892
	Acadia Healthcare Co Inc
25,000	5.63%, 02/15/2023	25,063
50,000	6.50%, 03/01/2024	51,062
25,000	5.50%, 07/01/2028(a)	26,851
25,000	AdaptHealth LLC(a) 4.63%, 08/01/2029	25,688
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
59,000	5.75%, 03/15/2025	60,770
175,000	3.50%, 03/15/2029(a)	176,750
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	218,840
445,000	3.00%, 09/23/2029	485,427
200,000	2.60%, 05/27/2030	213,006
	Allied Universal Holdco LLC / Allied Universal Finance Corp(a)
25,000	6.63%, 07/15/2026	26,658
100,000	9.75%, 07/15/2027	109,000
	Altria Group Inc
825,000	3.80%, 02/14/2024	900,764
55,000	2.35%, 05/06/2025	58,425
70,000	4.40%, 02/14/2026	81,255
155,000	2.63%, 09/16/2026	167,278
330,000	4.80%, 02/14/2029	395,708
45,000	5.80%, 02/14/2039	59,222
40,000	5.38%, 01/31/2044	51,052
100,000	3.88%, 09/16/2046	105,461
85,000	5.95%, 02/14/2049	118,900
	Amgen Inc
140,000	2.65%, 05/11/2022	144,324
65,000	1.90%, 02/21/2025	68,309
115,000	2.20%, 02/21/2027	123,243
400,000	2.45%, 02/21/2030	428,100
825,000	2.30%, 02/25/2031	879,391

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	$ 650,723
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	109,060
	Anheuser-Busch InBev Worldwide Inc
30,000	3.75%, 07/15/2042	34,079
80,000	4.60%, 04/15/2048	101,068
550,000	4.44%, 10/06/2048	683,461
	Anthem Inc
95,000	3.65%, 12/01/2027	109,508
150,000	2.88%, 09/15/2029	166,668
115,000	4.63%, 05/15/2042	149,737
85,000	Archer-Daniels-Midland Co 3.25%, 03/27/2030	98,250
500,000	Astrazeneca PLC 4.00%, 01/17/2029	595,510
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	495,287
25,000	Avantor Funding Inc(a) 4.63%, 07/15/2028	26,438
	BAT Capital Corp
430,000	2.79%, 09/06/2024	459,606
215,000	2.26%, 03/25/2028	223,083
5,000	4.39%, 08/15/2037	5,591
400,000	4.54%, 08/15/2047	443,497
225,000	BAT International Finance PLC 1.67%, 03/25/2026	230,260
50,000	Bausch Health Americas Inc(a) 8.50%, 01/31/2027	55,608
	Bausch Health Cos Inc(a)
75,000	6.13%, 04/15/2025	77,299
50,000	5.50%, 11/01/2025	51,814
50,000	5.00%, 01/30/2028	51,527
25,000	6.25%, 02/15/2029	27,156
50,000	5.25%, 02/15/2031	52,236
80,000	Baxter International Inc(a) 3.95%, 04/01/2030	95,560
235,000	Bayer US Finance II LLC(a) 4.25%, 12/15/2025	268,567
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	133,020
120,000	2.82%, 05/20/2030	131,820
110,000	3.79%, 05/20/2050	130,430
300,000	Biogen Inc 3.15%, 05/01/2050	310,502
	Boston Scientific Corp
275,000	1.90%, 06/01/2025	288,803
300,000	3.75%, 03/01/2026	340,376
25,000	Brink's Co(a) 5.50%, 07/15/2025	26,688
	Bristol Myers Squibb Co
85,000	3.20%, 06/15/2026	95,610
360,000	1.13%, 11/13/2027	363,469
175,000	3.40%, 07/26/2029	203,644
175,000	5.00%, 08/15/2045	253,059
75,000	4.25%, 10/26/2049	101,403
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 60,000	2.55%, 11/13/2050	$ 61,252
250,000	Campbell Soup Co 2.38%, 04/24/2030	263,934
	Centene Corp
25,000	4.75%, 01/15/2025	25,656
50,000	5.38%, 06/01/2026(a)	52,735
25,000	5.38%, 08/15/2026(a)	26,406
25,000	4.63%, 12/15/2029	27,755
25,000	3.38%, 02/15/2030	26,302
25,000	3.00%, 10/15/2030	26,498
	CHS / Community Health Systems Inc(a)
25,000	8.63%, 01/15/2024	26,063
25,000	8.00%, 03/15/2026	26,938
25,000	5.63%, 03/15/2027	26,881
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	199,576
190,000	Clorox Co 1.80%, 05/15/2030	195,970
	Coca-Cola Femsa SAB de CV
205,000	2.75%, 01/22/2030	221,015
150,000	1.85%, 09/01/2032	150,187
90,000	CommonSpirit Health 2.76%, 10/01/2024	96,468
	Conagra Brands Inc
375,000	1.38%, 11/01/2027	378,376
149,000	4.85%, 11/01/2028	184,959
	Constellation Brands Inc
226,000	3.60%, 02/15/2028	258,060
35,000	4.65%, 11/15/2028	42,626
19,000	3.15%, 08/01/2029	21,149
65,000	3.75%, 05/01/2050	76,396
	CVS Health Corp
600,000	4.78%, 03/25/2038	757,121
285,000	4.13%, 04/01/2040	339,806
150,000	2.70%, 08/21/2040	151,528
185,000	5.05%, 03/25/2048	250,337
255,000	Danaher Corp 2.60%, 10/01/2050	264,235
110,000	Dentsply Sirona Inc 3.25%, 06/01/2030	122,445
115,000	DH Europe Finance II SARL 2.60%, 11/15/2029	125,705
600,000	Diageo Capital PLC 2.00%, 04/29/2030	625,341
375,000	Eli Lilly & Co 3.38%, 03/15/2029	435,118
	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(a)
15,000	9.50%, 07/31/2027	16,744
25,000	6.00%, 06/30/2028	21,250
	Equifax Inc
125,000	3.60%, 08/15/2021	127,329
275,000	2.60%, 12/01/2024	294,488
79,000	2.60%, 12/15/2025	85,253
25,000	3.10%, 05/15/2030	27,794
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	85,208

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 65,000	Estee Lauder Company Inc 2.60%, 04/15/2030	$ 71,353
200,000	Experian Finance PLC(a) 4.25%, 02/01/2029	240,674
310,000	Flowers Foods Inc 3.50%, 10/01/2026	345,480
82,000	Garda World Security Corp(a)(f) 9.50%, 11/01/2027	90,815
25,000	Gartner Inc(a) 3.75%, 10/01/2030	26,250
	General Mills Inc
200,000	3.70%, 10/17/2023	217,802
165,000	2.88%, 04/15/2030	182,853
140,000	4.55%, 04/17/2038	179,826
	Gilead Sciences Inc
85,000	2.50%, 09/01/2023	89,402
425,000	1.65%, 10/01/2030	426,136
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	253,504
100,000	Global Medical Response Inc(a) 6.50%, 10/01/2025	104,500
	Global Payments Inc
120,000	4.80%, 04/01/2026	142,779
75,000	3.20%, 08/15/2029	83,246
270,000	2.90%, 05/15/2030	293,575
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,392
400,000	4.88%, 06/27/2044	500,526
	HCA Inc
25,000	5.38%, 02/01/2025	28,113
50,000	5.38%, 09/01/2026	57,470
25,000	5.63%, 09/01/2028	29,531
50,000	3.50%, 09/01/2030	53,101
200,000	Heineken NV(a) 4.35%, 03/29/2047	257,181
	Howard University
100,000	2.80%, 10/01/2030	104,271
160,000	3.48%, 10/01/2041	164,002
400,000	IHS Markit Ltd 4.75%, 08/01/2028	492,612
25,000	Jaguar Holding Co II / PPD Development LP(a) 5.00%, 06/15/2028	26,688
	JM Smucker Co
300,000	3.50%, 03/15/2025	334,311
300,000	2.38%, 03/15/2030	317,382
205,000	Johnson & Johnson 3.55%, 03/01/2036	252,875
	Keurig Dr Pepper Inc
195,000	4.06%, 05/25/2023	211,858
130,000	4.42%, 05/25/2025	149,854
85,000	3.20%, 05/01/2030	96,188
	Kraft Heinz Foods Co
25,000	5.20%, 07/15/2045	29,684
75,000	4.38%, 06/01/2046	81,023
25,000	Legacy LifePoint Health LLC(a) 4.38%, 02/15/2027	25,375
25,000	LifePoint Health Inc(a) 5.38%, 01/15/2029	24,983
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 125,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)(g)(h) 5.63%, 10/15/2023	$ 43,125
95,000	McCormick & Co Inc 2.50%, 04/15/2030	101,676
25,000	MEDNAX Inc(a) 6.25%, 01/15/2027	26,812
600,000	Merck & Co Inc 3.40%, 03/07/2029	697,696
25,000	Molina Healthcare Inc(a) 3.88%, 11/15/2030	26,813
	Mondelez International Inc
135,000	1.50%, 05/04/2025	139,596
20,000	2.75%, 04/13/2030	21,956
210,000	1.50%, 02/04/2031	207,351
75,000	MPH Acquisition Holdings LLC(a)(f) 5.75%, 11/01/2028	73,312
25,000	Nielsen Co Luxembourg SARL(a) 5.00%, 02/01/2025	25,656
	Nielsen Finance LLC / Nielsen Finance Co(a)
18,000	5.00%, 04/15/2022	18,047
50,000	5.88%, 10/01/2030	56,562
450,000	Novartis Capital Corp 2.20%, 08/14/2030	482,845
	PepsiCo Inc
55,000	2.63%, 03/19/2027	60,490
300,000	3.00%, 10/15/2027	338,431
45,000	1.63%, 05/01/2030	46,159
375,000	3.63%, 03/19/2050	474,964
	Pfizer Inc
65,000	2.63%, 04/01/2030	72,505
170,000	1.70%, 05/28/2030	176,401
420,000	Philip Morris International Inc 2.10%, 05/01/2030	437,797
	Post Holdings Inc(a)
100,000	5.75%, 03/01/2027	105,875
50,000	4.63%, 04/15/2030	52,598
	Prestige Brands Inc(a)
50,000	6.38%, 03/01/2024	51,125
25,000	5.13%, 01/15/2028	26,656
250,000	Procter & Gamble Co 3.00%, 03/25/2030	288,132
110,000	Quest Diagnostics Inc 2.80%, 06/30/2031	120,527
75,000	Refinitiv US Holdings Inc(a) 8.25%, 11/15/2026	81,844
385,000	Regeneron Pharmaceuticals Inc 2.80%, 09/15/2050	372,686
25,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc(a) 9.75%, 12/01/2026	27,562
	Royalty Pharma PLC(a)
545,000	1.75%, 09/02/2027	560,547
235,000	2.20%, 09/02/2030	241,190
110,000	3.30%, 09/02/2040	115,500

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 170,000	3.55%, 09/02/2050	$ 181,121
43,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	43,560
	Smithfield Foods Inc(a)
320,000	2.65%, 10/03/2021	322,825
125,000	3.00%, 10/15/2030	132,260
115,000	Sutter Health 3.36%, 08/15/2050	124,951
25,000	Syneos Health Inc(a) 3.63%, 01/15/2029	25,069
400,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	409,033
25,000	Teleflex Inc(a) 4.25%, 06/01/2028	26,500
	Tenet Healthcare Corp
25,000	5.13%, 05/01/2025	25,487
50,000	7.00%, 08/01/2025	51,682
25,000	4.88%, 01/01/2026(a)	26,153
25,000	5.13%, 11/01/2027(a)	26,469
50,000	6.13%, 10/01/2028(a)	52,183
	Thermo Fisher Scientific Inc
190,000	3.00%, 04/15/2023	200,513
60,000	4.13%, 03/25/2025	68,210
50,000	2.95%, 09/19/2026	55,725
250,000	Tyson Foods Inc 5.15%, 08/15/2044	344,493
	United Rentals North America Inc
25,000	4.00%, 07/15/2030	26,313
50,000	3.88%, 02/15/2031	52,452
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	111,868
140,000	2.88%, 08/15/2029	159,054
155,000	3.50%, 08/15/2039	184,143
65,000	3.75%, 10/15/2047	80,603
95,000	2.90%, 05/15/2050	104,974
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	158,880
150,000	4.13%, 03/15/2029	180,175
	Viatris Inc(a)
65,000	1.65%, 06/22/2025	67,170
50,000	2.30%, 06/22/2027	53,209
25,000	Vizient Inc(a) 6.25%, 05/15/2027	26,875
50,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	51,250
300,000	Zoetis Inc 3.00%, 05/15/2050	330,141
		36,256,466
Energy — 2.93%
	Antero Midstream Partners LP / Antero Midstream Finance Corp
25,000	5.38%, 09/15/2024	24,375
25,000	7.88%, 05/15/2026(a)	25,815
50,000	5.75%, 03/01/2027(a)	49,125
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	5.75%, 01/15/2028(a)	$ 24,005
25,000	Antero Resources Corp(f) 5.63%, 06/01/2023	24,500
25,000	Apache Corp 4.88%, 11/15/2027	26,500
	Archrock Partners LP / Archrock Partners Finance Corp(a)
50,000	6.88%, 04/01/2027	53,812
25,000	6.25%, 04/01/2028	26,024
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 7.00%, 11/01/2026	47,875
	Boardwalk Pipelines LP
300,000	4.80%, 05/03/2029	343,611
100,000	3.40%, 02/15/2031	104,285
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	527,220
140,000	3.63%, 04/06/2030	162,793
115,000	1.75%, 08/10/2030	115,373
	Callon Petroleum Co
50,000	8.25%, 07/15/2025	27,000
25,000	6.38%, 07/01/2026	12,875
	Canadian Natural Resources Ltd
550,000	3.90%, 02/01/2025	608,288
75,000	6.50%, 02/15/2037	98,605
25,000	Centennial Resource Production LLC(a)(f) 6.88%, 04/01/2027	17,938
25,000	Cheniere Energy Inc(a) 4.63%, 10/15/2028	26,250
	Cheniere Energy Partners LP
50,000	5.63%, 10/01/2026	52,125
25,000	4.50%, 10/01/2029	26,445
52,000	Chesapeake Energy Corp(a)(g)(h) 11.50%, 01/01/2025	9,100
300,000	Chevron Corp 3.08%, 05/11/2050	332,595
	Cimarex Energy Co
250,000	3.90%, 05/15/2027	275,434
215,000	4.38%, 03/15/2029	244,791
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	360,684
50,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	50,875
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	477,462
25,000	Continental Resources Inc(f) 4.38%, 01/15/2028	25,500
25,000	CrownRock LP / CrownRock Finance Inc(a) 5.63%, 10/15/2025	25,500
340,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	419,276

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	Endeavor Energy Resources LP / EER Finance Inc(a) 6.63%, 07/15/2025	$ 26,750
	Energy Transfer Operating LP
105,000	5.25%, 04/15/2029	122,539
140,000	6.13%, 12/15/2045	165,855
90,000	6.25%, 04/15/2049	108,708
300,000	5.00%, 05/15/2050	324,370
	Enterprise Products Operating LLC
200,000	4.25%, 02/15/2048	234,113
335,000	4.80%, 02/01/2049	422,142
200,000	3.70%, 01/31/2051	219,760
75,000	Enviva Partners LP / Enviva Partners Finance Corp(a) 6.50%, 01/15/2026	79,687
	EQM Midstream Partners LP
25,000	4.75%, 07/15/2023	26,287
25,000	6.50%, 07/01/2027(a)	28,151
25,000	5.50%, 07/15/2028	27,321
50,000	6.50%, 07/15/2048	51,875
	EQT Corp
50,000	5.00%, 01/15/2029	52,716
25,000	8.75%, 02/01/2030	30,562
	Equinor ASA
150,000	3.63%, 04/06/2040	180,482
90,000	3.70%, 04/06/2050	108,265
	Exxon Mobil Corp
525,000	3.48%, 03/19/2030	610,969
250,000	4.23%, 03/19/2040	310,743
25,000	Gulfport Energy Corp(g)(h) 6.38%, 05/15/2025	16,500
50,000	Hess Corp 7.30%, 08/15/2031	65,384
25,000	Hess Midstream Operations LP(a) 5.13%, 06/15/2028	26,133
25,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 5.00%, 02/01/2028	25,188
25,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	25,875
200,000	Kinder Morgan Inc 5.05%, 02/15/2046	244,760
	Marathon Petroleum Corp
150,000	4.70%, 05/01/2025	171,801
190,000	4.75%, 09/15/2044	217,750
	MPLX LP
70,000	1.75%, 03/01/2026	72,426
35,000	4.13%, 03/01/2027	40,352
120,000	4.25%, 12/01/2027	140,844
70,000	5.20%, 03/01/2047	85,028
165,000	4.70%, 04/15/2048	195,364
200,000	4.90%, 04/15/2058	237,280
50,000	Nabors Industries Ltd(a) 7.25%, 01/15/2026	35,058
	NuStar Logistics LP
50,000	5.63%, 04/28/2027	53,250
25,000	6.38%, 10/01/2030	28,320
Principal Amount		Fair Value
Energy — (continued)
	Occidental Petroleum Corp
$ 25,000	3.50%, 06/15/2025	$ 24,149
25,000	3.20%, 08/15/2026	23,375
25,000	8.88%, 07/15/2030	29,344
50,000	6.63%, 09/01/2030	54,287
25,000	6.45%, 09/15/2036	26,175
25,000	4.30%, 08/15/2039	21,029
25,000	4.10%, 02/15/2047	20,436
25,000	4.40%, 08/15/2049	21,070
	ONEOK Inc
65,000	2.20%, 09/15/2025	67,757
75,000	5.85%, 01/15/2026	89,814
150,000	4.00%, 07/13/2027	167,192
20,000	3.10%, 03/15/2030	21,295
25,000	PDC Energy Inc 6.13%, 09/15/2024	25,690
160,000	Phillips 66 0.90%, 02/15/2024	160,486
	Precision Drilling Corp
25,000	7.75%, 12/15/2023	22,969
25,000	5.25%, 11/15/2024	21,625
	QEP Resources Inc
25,000	5.25%, 05/01/2023	26,313
25,000	5.63%, 03/01/2026	27,414
	Range Resources Corp
25,000	4.88%, 05/15/2025(f)	23,615
25,000	9.25%, 02/01/2026	26,125
25,000	Rattler Midstream LP(a) 5.63%, 07/15/2025	26,406
	Sabine Pass Liquefaction LLC
70,000	4.20%, 03/15/2028	80,315
75,000	4.50%, 05/15/2030(a)	88,852
200,000	Saudi Arabian Oil Co(a) 2.25%, 11/24/2030	203,552
50,000	SESI LLC(g)(h) 7.75%, 09/15/2024	16,000
25,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	11,500
	Shell International Finance BV
400,000	4.13%, 05/11/2035	500,047
175,000	4.00%, 05/10/2046	220,126
25,000	SM Energy Co 6.75%, 09/15/2026	20,250
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	641,289
400,000	Suncor Energy Inc 6.50%, 06/15/2038	556,802
	Sunoco Logistics Partners Operations LP
125,000	3.90%, 07/15/2026	136,932
175,000	5.35%, 05/15/2045	193,729
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	75,000
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
50,000	5.38%, 02/01/2027	52,518
25,000	6.50%, 07/15/2027	27,125

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	5.00%, 01/15/2028	$ 26,389
25,000	5.50%, 03/01/2030	27,143
230,000	TC PipeLines LP 3.90%, 05/25/2027	258,594
	TerraForm Power Operating LLC(a)
50,000	5.00%, 01/31/2028	56,182
25,000	4.75%, 01/15/2030	26,750
	TransCanada PipeLines Ltd
150,000	4.10%, 04/15/2030	177,131
130,000	4.75%, 05/15/2038	162,464
5,000	6.10%, 06/01/2040	6,870
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	50,250
	USA Compression Partners LP / USA Compression Finance Corp
50,000	6.88%, 04/01/2026	52,250
25,000	6.88%, 09/01/2027	26,690
	Valero Energy Corp
300,000	2.15%, 09/15/2027	306,400
365,000	4.00%, 04/01/2029	410,440
	Western Midstream Operating LP
25,000	4.50%, 03/01/2028	25,875
25,000	5.05%, 02/01/2030	27,812
25,000	5.30%, 03/01/2048	24,774
50,000	5.50%, 08/15/2048	49,079
25,000	WPX Energy Inc 5.25%, 10/15/2027	26,491
		14,950,851
Financial — 10.37%
400,000	AIA Group Ltd(a) 3.60%, 04/09/2029	449,861
425,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	424,016
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(a) 6.75%, 10/15/2027	80,250
	American Express Co
135,000	3.70%, 11/05/2021	138,447
155,000	4.20%, 11/06/2025	179,951
840,000	American International Group Inc 2.50%, 06/30/2025	902,815
	American Tower Corp REIT
130,000	2.40%, 03/15/2025	138,206
240,000	1.50%, 01/31/2028	241,390
300,000	3.70%, 10/15/2049	340,274
170,000	2.95%, 01/15/2051	170,080
50,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	53,695
350,000	Associated Banc-Corp 4.25%, 01/15/2025	379,176
Principal Amount		Fair Value
Financial — (continued)
	AssuredPartners Inc(a)
$ 50,000	7.00%, 08/15/2025	$ 51,822
25,000	5.63%, 01/15/2029	26,094
495,000	AvalonBay Communities Inc REIT 3.35%, 05/15/2027	554,228
	Bank of America Corp
35,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	37,945
715,000	3.88%, 08/01/2025	815,399
190,000	2.46%, 10/22/2025(c) 3-mo. LIBOR + 0.87%	202,510
95,000	3.56%, 04/23/2027(c) 3-mo. LIBOR + 1.06%	107,240
830,000	3.82%, 01/20/2028(c) 3-mo. LIBOR + 1.57%	952,983
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	567,787
315,000	2.88%, 10/22/2030(c) 3-mo. LIBOR + 1.19%	345,725
200,000	2.59%, 04/29/2031(c) 1-yr. SOFR + 2.15%	214,318
1,055,000	1.92%, 10/24/2031(c) 1-yr. SOFR + 1.37%	1,068,314
435,000	6.11%, 01/29/2037	632,927
455,000	4.08%, 03/20/2051(c) 3-mo. LIBOR + 3.15%	573,672
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	46,285
190,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	195,803
395,000	2.10%, 10/24/2024	421,000
400,000	BBVA USA 3.88%, 04/10/2025	448,472
170,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	224,181
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	256,923
495,000	BlackRock Inc 1.90%, 01/28/2031	517,823
200,000	BNP Paribas SA(a)(c) 2.22%, 06/09/2026 1-yr. SOFR + 2.07%	209,284
530,000	Boston Properties LP REIT 3.20%, 01/15/2025	579,244
70,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	80,302
70,000	Camden Property Trust REIT 2.80%, 05/15/2030	77,697
460,000	Capital One Financial Corp 3.90%, 01/29/2024	503,804
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	326,739
	Citigroup Inc(c)
550,000	3.35%, 04/24/2025 3-mo. LIBOR + 0.89%	597,856
700,000	3.89%, 01/10/2028 3-mo. LIBOR + 1.56%	804,029

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Financial — (continued)
$ 395,000	4.41%, 03/31/2031 1-yr. SOFR + 3.91%	$ 478,647
650,000	2.57%, 06/03/2031 1-yr. SOFR + 2.10%	692,423
460,000	Citizens Financial Group Inc(a) 2.64%, 09/30/2032	486,319
515,000	Comerica Inc 3.80%, 07/22/2026	585,159
	Crown Castle International Corp REIT
125,000	3.30%, 07/01/2030	139,835
145,000	2.25%, 01/15/2031	150,318
25,000	Cushman & Wakefield US Borrower LLC(a) 6.75%, 05/15/2028	27,562
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	225,601
400,000	Discover Bank 3.45%, 07/27/2026	447,252
250,000	Discover Financial Services 3.85%, 11/21/2022	265,871
30,000	Equinix Inc REIT 1.80%, 07/15/2027	30,869
	Fifth Third Bancorp
135,000	2.38%, 01/28/2025	143,643
400,000	3.95%, 03/14/2028	470,069
200,000	FMR LLC(a) 7.57%, 06/15/2029	294,623
135,000	FNB Corp 2.20%, 02/24/2023	137,498
450,000	GE Capital Funding LLC(a) 4.40%, 05/15/2030	530,202
400,000	GE Capital International Funding Co 4.42%, 11/15/2035	476,977
75,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	87,271
	Goldman Sachs Group Inc
90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	93,475
735,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	805,342
650,000	3.85%, 01/26/2027	741,610
600,000	3.80%, 03/15/2030	705,632
200,000	4.02%, 10/31/2038(c) 3-mo. LIBOR + 1.37%	243,766
50,000	GTCR AP Finance Inc(a) 8.00%, 05/15/2027	54,297
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	390,320
375,000	Healthcare Trust of America Holdings LP REIT 2.00%, 03/15/2031	374,773
	HSBC Holdings PLC
285,000	4.30%, 03/08/2026	328,315
655,000	1.59%, 05/24/2027(c) 1-yr. SOFR + 1.29%	665,915
175,000	HUB International Ltd(a) 7.00%, 05/01/2026	183,013
Principal Amount		Fair Value
Financial — (continued)
$ 295,000	Huntington Bancshares Inc 2.55%, 02/04/2030	$ 316,205
180,000	Invesco Finance PLC 3.75%, 01/15/2026	203,013
105,000	Jefferies Group LLC 2.75%, 10/15/2032	110,124
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	146,518
265,000	4.02%, 12/05/2024(c) 3-mo. LIBOR + 1.00%	291,910
690,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	744,748
1,025,000	2.95%, 10/01/2026	1,136,899
215,000	3.96%, 01/29/2027(c) 3-mo. LIBOR + 1.24%	246,998
400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	457,025
560,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	638,621
175,000	3.70%, 05/06/2030(c) 3-mo. LIBOR + 1.16%	202,907
200,000	2.52%, 04/22/2031(c) 1-yr. SOFR + 2.04%	214,853
700,000	1.76%, 11/19/2031(c) 1-yr. SOFR + 1.10%	706,713
80,000	3.11%, 04/22/2041(c) 1-yr. SOFR + 2.46%	89,293
95,000	3.11%, 04/22/2051(c) 1-yr. SOFR + 2.44%	105,571
155,000	KeyCorp 2.55%, 10/01/2029	167,790
	Kimco Realty Corp REIT
90,000	3.40%, 11/01/2022	94,505
110,000	2.80%, 10/01/2026	119,863
285,000	Liberty Mutual Group Inc(a) 4.57%, 02/01/2029	350,029
400,000	Lincoln National Corp 3.63%, 12/12/2026	461,578
210,000	M&T Bank Corp 3.55%, 07/26/2023	226,870
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	411,493
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	251,140
195,000	3.88%, 03/15/2024	215,046
55,000	4.38%, 03/15/2029	66,933
90,000	4.75%, 03/15/2039	120,986
	Massachusetts Mutual Life Insurance Co(a)
350,000	4.50%, 04/15/2065	411,740
99,000	3.73%, 10/15/2070	108,930
60,000	Mastercard Inc 3.35%, 03/26/2030	70,000
175,000	MetLife Inc 4.05%, 03/01/2045	224,016

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Financial — (continued)
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
$ 25,000	4.50%, 01/15/2028	$ 26,597
25,000	3.88%, 02/15/2029(a)	25,562
500,000	Mid-America Apartments LP REIT 3.75%, 06/15/2024	544,597
	Morgan Stanley
405,000	2.63%, 11/17/2021	412,988
35,000	2.75%, 05/19/2022	36,144
1,000,000	4.10%, 05/22/2023	1,085,227
230,000	2.72%, 07/22/2025(c) 1-yr. SOFR + 1.15%	245,962
385,000	3.63%, 01/20/2027	441,737
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	695,281
100,000	1.92%, 01/23/2030(c) 3-mo. LIBOR + 1.62%	121,857
295,000	2.70%, 01/22/2031(c) 1-yr. SOFR + 1.14%	320,072
695,000	1.79%, 02/13/2032(c) 1-yr. SOFR + 1.03%	698,875
225,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	276,967
300,000	Nationwide Mutual Insurance Co(a) 4.35%, 04/30/2050	351,821
	Navient Corp
25,000	5.88%, 10/25/2024	26,562
50,000	6.75%, 06/15/2026	54,500
25,000	5.00%, 03/15/2027	25,219
55,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	65,674
100,000	NFP Corp(a) 6.88%, 08/15/2028	106,768
250,000	Northern Trust Corp 1.95%, 05/01/2030	260,440
120,000	Nuveen LLC(a) 4.00%, 11/01/2028	143,296
510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	578,850
250,000	Physicians Realty LP REIT 3.95%, 01/15/2028	270,584
500,000	PNC Bank NA 3.25%, 01/22/2028	570,257
655,000	PNC Financial Services Group Inc 2.20%, 11/01/2024	695,980
140,000	Progressive Corp 3.20%, 03/26/2030	161,145
50,000	Quicken Loans LLC(a) 5.25%, 01/15/2028	53,375
25,000	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(a) 3.88%, 03/01/2031	25,937
150,000	Raymond James Financial Inc 4.65%, 04/01/2030	183,905
Principal Amount		Fair Value
Financial — (continued)
$ 290,000	Regency Centers LP REIT 4.13%, 03/15/2028	$ 330,549
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	247,835
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	84,838
155,000	2.84%, 01/15/2025	165,026
	State Street Corp
405,000	3.78%, 12/03/2024(c) 3-mo. LIBOR + 0.77%	445,186
550,000	3.30%, 12/16/2024	610,167
95,000	2.90%, 03/30/2026(c) 1-yr. SOFR + 2.60%	103,465
300,000	Stifel Financial Corp 4.25%, 07/18/2024	336,999
250,000	Synovus Bank(c) 2.29%, 02/10/2023 1-yr. SOFR + 0.94%	253,172
75,000	Travelers Cos Inc 2.55%, 04/27/2050	78,794
	Truist Bank
200,000	3.30%, 05/15/2026	223,581
250,000	3.80%, 10/30/2026	288,010
500,000	2.25%, 03/11/2030	524,292
330,000	UDR Inc REIT 3.10%, 11/01/2034	371,016
100,000	United Shore Financial Services LLC(a) 5.50%, 11/15/2025	105,500
250,000	US Bancorp 1.38%, 07/22/2030	250,451
100,000	USI Inc(a) 6.88%, 05/01/2025	102,500
	VEREIT Operating Partnership LP REIT
95,000	3.40%, 01/15/2028	104,829
15,000	2.20%, 06/15/2028	15,331
15,000	2.85%, 12/15/2032	15,674
	VICI Properties LP / VICI Note Co Inc REIT(a)
25,000	4.25%, 12/01/2026	25,929
25,000	4.63%, 12/01/2029	26,750
	Visa Inc
250,000	3.15%, 12/14/2025	280,402
75,000	4.30%, 12/14/2045	102,564
	Wells Fargo & Co
245,000	3.07%, 01/24/2023	251,986
635,000	2.41%, 10/30/2025(c) 3-mo. LIBOR + 0.82%	671,312
250,000	2.19%, 04/30/2026(c) 1-yr. SOFR + 2.00%	263,169
750,000	4.30%, 07/22/2027	878,400
360,000	2.39%, 06/02/2028(c) 1-yr. SOFR + 2.10%	383,105
250,000	2.88%, 10/30/2030(c) 3-mo. LIBOR + 1.17%	272,605
145,000	4.75%, 12/07/2046	189,655
130,000	5.01%, 04/04/2051(c) 3-mo. LIBOR + 4.24%	184,658

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Financial — (continued)
	Wells Fargo Bank NA
$ 335,000	2.60%, 01/15/2021	$ 335,217
250,000	3.63%, 10/22/2021	255,932
	Welltower Inc REIT
510,000	4.00%, 06/01/2025	577,770
120,000	2.70%, 02/15/2027	132,186
	Willis North America Inc
85,000	3.60%, 05/15/2024	92,799
200,000	2.95%, 09/15/2029	218,714
	WP Carey Inc REIT
200,000	4.60%, 04/01/2024	221,948
275,000	2.40%, 02/01/2031	285,435
		52,921,411
Industrial — 3.59%
	Agilent Technologies Inc
155,000	2.75%, 09/15/2029	169,011
165,000	2.10%, 06/04/2030	171,307
350,000	Airbus SE(a) 3.15%, 04/10/2027	378,880
80,000	Allegion PLC 3.50%, 10/01/2029	88,736
310,000	Allegion US Holding Co Inc 3.55%, 10/01/2027	338,904
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a) 5.25%, 08/15/2027	209,962
200,000	BAE Systems PLC(a) 3.00%, 09/15/2050	208,286
25,000	Ball Corp 2.88%, 08/15/2030	24,938
50,000	Berry Global Escrow Corp(a) 4.88%, 07/15/2026	53,709
50,000	Berry Global Inc(a) 5.63%, 07/15/2027	53,766
	Boeing Co
150,000	4.51%, 05/01/2023	162,116
150,000	4.88%, 05/01/2025	170,954
120,000	2.70%, 02/01/2027	124,770
365,000	5.04%, 05/01/2027	426,552
335,000	2.95%, 02/01/2030(f)	346,534
200,000	3.63%, 02/01/2031	219,103
125,000	5.71%, 05/01/2040	161,639
75,000	3.95%, 08/01/2059	80,111
90,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	94,514
250,000	Carrier Global Corp 2.70%, 02/15/2031	268,450
200,000	Caterpillar Inc(f) 2.60%, 04/09/2030	220,352
490,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	551,810
	Cornerstone Building Brands Inc(a)
50,000	8.00%, 04/15/2026	52,625
25,000	6.13%, 01/15/2029	26,562
Principal Amount		Fair Value
Industrial — (continued)
$ 25,000	CP Atlas Buyer Inc(a) 7.00%, 12/01/2028	$ 25,938
50,000	CSX Corp 4.50%, 03/15/2049	67,633
	Energizer Holdings Inc(a)
25,000	4.75%, 06/15/2028	26,312
25,000	4.38%, 03/31/2029	25,888
	FedEx Corp
200,000	3.80%, 05/15/2025	225,727
60,000	3.30%, 03/15/2027	67,202
100,000	3.10%, 08/05/2029	111,615
340,000	4.25%, 05/15/2030	412,892
300,000	4.05%, 02/15/2048	362,015
175,000	Flex Acquisition Co Inc(a) 7.88%, 07/15/2026	183,893
75,000	Gates Global LLC / Gates Corp(a) 6.25%, 01/15/2026	78,750
95,000	General Dynamics Corp 4.25%, 04/01/2040	123,497
320,000	General Electric Co(f) 3.63%, 05/01/2030	365,533
25,000	Graphic Packaging International LLC(a) 3.50%, 03/01/2029	25,563
305,000	Honeywell International Inc 1.95%, 06/01/2030	322,727
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	358,565
550,000	Ingram Micro Inc 5.45%, 12/15/2024	632,529
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	92,695
40,000	1.20%, 04/06/2023	40,796
105,000	3.45%, 06/07/2023	112,835
160,000	2.60%, 03/07/2024	171,278
75,000	1.75%, 03/09/2027	78,726
390,000	3.45%, 03/07/2029	452,349
250,000	Kansas City Southern 3.00%, 05/15/2023	260,433
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	452,214
75,000	Koppers Inc(a) 6.00%, 02/15/2025	77,250
	L3Harris Technologies Inc
210,000	3.85%, 06/15/2023	226,817
32,000	4.40%, 06/15/2028	38,546
285,000	Lennox International Inc 1.70%, 08/01/2027	289,911
	Lockheed Martin Corp
230,000	3.80%, 03/01/2045	287,744
92,000	4.09%, 09/15/2052	121,548
	Mauser Packaging Solutions Holding Co(a)(f)
25,000	5.50%, 04/15/2024	25,493
50,000	7.25%, 04/15/2025	50,500
45,000	Norfolk Southern Corp 3.40%, 11/01/2049	51,382

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Industrial — (continued)
	Northrop Grumman Corp
$ 280,000	3.25%, 01/15/2028	$ 316,494
235,000	5.15%, 05/01/2040	324,401
895,000	Otis Worldwide Corp 2.57%, 02/15/2030	960,569
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	53,875
25,000	6.38%, 08/15/2025	27,687
460,000	Packaging Corp of America 3.65%, 09/15/2024	503,945
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	444,644
300,000	PerkinElmer Inc 3.30%, 09/15/2029	338,086
	Raytheon Technologies Corp
415,000	3.95%, 08/16/2025	475,878
30,000	4.45%, 11/16/2038	37,782
60,000	4.63%, 11/16/2048	81,319
230,000	Republic Services Inc 1.45%, 02/15/2031	224,962
50,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(a) 4.00%, 10/15/2027	51,250
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	148,024
210,000	3.80%, 12/15/2026	242,537
	Ryder System Inc
400,000	3.40%, 03/01/2023	423,733
175,000	2.90%, 12/01/2026	192,259
25,000	Sealed Air Corp(a) 4.00%, 12/01/2027	26,687
	Sensata Technologies Inc(a)
25,000	4.38%, 02/15/2030	26,906
25,000	3.75%, 02/15/2031	25,915
	Standard Industries Inc(a)
75,000	5.00%, 02/15/2027	78,375
25,000	4.38%, 07/15/2030	26,743
250,000	Textron Financial Corp(a)(c) 1.96%, 02/15/2042 3-mo. LIBOR + 1.73%	182,500
155,000	Textron Inc 3.88%, 03/01/2025	170,270
	TransDigm Inc
50,000	6.50%, 07/15/2024	50,886
50,000	6.25%, 03/15/2026(a)	53,250
50,000	6.38%, 06/15/2026	51,750
25,000	7.50%, 03/15/2027	26,687
25,000	5.50%, 11/15/2027	26,282
	Trident TPI Holdings Inc(a)
25,000	9.25%, 08/01/2024	26,625
50,000	6.63%, 11/01/2025	50,750
200,000	Trivium Packaging Finance BV(a) 8.50%, 08/15/2027	219,000
25,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	25,594
Principal Amount		Fair Value
Industrial — (continued)
	Union Pacific Corp
$ 195,000	2.40%, 02/05/2030	$ 209,808
275,000	3.25%, 02/05/2050	312,912
	Waste Management Inc
40,000	4.15%, 07/15/2049	53,214
65,000	2.50%, 11/15/2050	65,541
25,000	Watco Cos LLC / Watco Finance Corp(a) 6.50%, 06/15/2027	27,062
	WESCO Distribution Inc
50,000	5.38%, 06/15/2024(f)	51,250
25,000	7.25%, 06/15/2028(a)	28,432
100,000	Westinghouse Air Brake Technologies Corp 3.20%, 06/15/2025	107,865
145,000	Worthington Industries Inc 4.30%, 08/01/2032	167,991
290,000	WRKCo Inc 4.00%, 03/15/2028	336,117
160,000	Xylem Inc 2.25%, 01/30/2031	168,410
		18,294,654
Technology — 2.56%
	Apple Inc
435,000	1.13%, 05/11/2025	447,249
885,000	3.35%, 02/09/2027	1,009,226
395,000	3.85%, 08/04/2046	507,104
25,000	Black Knight InfoServ LLC(a) 3.63%, 09/01/2028	25,594
25,000	Booz Allen Hamilton Inc(a) 3.88%, 09/01/2028	25,750
440,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	494,397
	Broadcom Inc
60,000	4.70%, 04/15/2025	68,745
230,000	3.15%, 11/15/2025	250,956
35,000	4.25%, 04/15/2026	40,092
475,000	4.11%, 09/15/2028	543,396
540,000	5.00%, 04/15/2030	656,104
175,000	4.15%, 11/15/2030	202,294
50,000	BY Crown Parent LLC(a) 7.38%, 10/15/2024	50,875
25,000	BY Crown Parent LLC / BY Bond Finance Inc(a) 4.25%, 01/31/2026	25,625
25,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	25,493
	Dell International LLC / EMC Corp(a)
75,000	7.13%, 06/15/2024	77,784
440,000	5.85%, 07/15/2025	528,450
45,000	Dun & Bradstreet Corp(a) 10.25%, 02/15/2027	50,737
	Fidelity National Information Services Inc
70,000	4.25%, 05/15/2028	83,321

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Technology — (continued)
$ 301,000	3.75%, 05/21/2029	$ 353,206
	Fiserv Inc
315,000	3.80%, 10/01/2023	343,073
460,000	3.20%, 07/01/2026	515,160
380,000	2.25%, 06/01/2027	404,819
150,000	3.50%, 07/01/2029	171,196
	Intel Corp
235,000	3.73%, 12/08/2047	280,357
185,000	3.25%, 11/15/2049	206,873
	International Business Machines Corp
630,000	1.95%, 05/15/2030	648,993
100,000	4.25%, 05/15/2049	131,083
185,000	Lam Research Corp 4.00%, 03/15/2029	221,823
	Leidos Inc(a)
215,000	3.63%, 05/15/2025	240,389
300,000	4.38%, 05/15/2030	359,235
185,000	Microchip Technology Inc(a) 2.67%, 09/01/2023	193,472
	Micron Technology Inc
70,000	2.50%, 04/24/2023	72,937
150,000	4.98%, 02/06/2026	177,255
	Microsoft Corp
100,000	3.70%, 08/08/2046	126,618
135,000	2.53%, 06/01/2050	142,077
487,000	3.95%, 08/08/2056	667,391
103,000	2.68%, 06/01/2060	111,353
	NCR Corp(a)
50,000	8.13%, 04/15/2025	55,682
25,000	5.25%, 10/01/2030	26,812
205,000	NVIDIA Corp 3.50%, 04/01/2040	245,847
	NXP BV / NXP Funding LLC(a)
295,000	4.88%, 03/01/2024	332,690
71,000	5.35%, 03/01/2026	85,516
	NXP BV / NXP Funding LLC / NXP USA Inc(a)
275,000	3.15%, 05/01/2027	303,083
94,000	4.30%, 06/18/2029	111,979
25,000	ON Semiconductor Corp(a) 3.88%, 09/01/2028	25,813
25,000	Open Text Corp(a) 3.88%, 02/15/2028	25,938
	Oracle Corp
215,000	3.80%, 11/15/2037	259,369
235,000	3.60%, 04/01/2040	274,984
155,000	4.00%, 07/15/2046	189,946
140,000	3.60%, 04/01/2050	163,196
25,000	PTC Inc(a) 4.00%, 02/15/2028	26,203
	Qorvo Inc
25,000	4.38%, 10/15/2029	27,505
25,000	3.38%, 04/01/2031(a)	25,813
25,000	Rackspace Technology Global Inc(a) 5.38%, 12/01/2028	26,192
90,000	salesforce.com Inc 3.25%, 04/11/2023	95,872
Principal Amount		Fair Value
Technology — (continued)
$ 25,000	Science Applications International Corp(a) 4.88%, 04/01/2028	$ 26,500
	Seagate HDD Cayman(a)
25,000	3.13%, 07/15/2029	25,003
25,000	3.38%, 07/15/2031	25,135
50,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	53,401
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	103,355
25,000	Veritas US Inc / Veritas Bermuda Ltd(a) 7.50%, 09/01/2025	25,656
		13,041,992
Utilities — 3.16%
	Alabama Power Co
125,000	2.45%, 03/30/2022	128,091
60,000	4.15%, 08/15/2044	76,003
190,000	Ameren Corp 3.65%, 02/15/2026	214,210
	American Water Capital Corp
125,000	3.75%, 09/01/2028	147,527
50,000	2.80%, 05/01/2030	55,164
50,000	4.15%, 06/01/2049	65,849
	AmeriGas Partners LP / AmeriGas Finance Corp
25,000	5.88%, 08/20/2026	28,125
25,000	5.75%, 05/20/2027	28,442
450,000	Appalachian Power Co 3.40%, 06/01/2025	499,589
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	97,129
75,000	6.13%, 04/01/2036	110,887
145,000	Black Hills Corp 2.50%, 06/15/2030	152,206
	Calpine Corp(a)
50,000	5.25%, 06/01/2026	51,725
25,000	4.50%, 02/15/2028	26,000
25,000	3.75%, 03/01/2031	24,758
	Cleco Corporate Holdings LLC
65,000	3.74%, 05/01/2026	71,919
5,000	4.97%, 05/01/2046	5,843
195,000	Commonwealth Edison Co 3.65%, 06/15/2046	231,414
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	398,839
	Dominion Energy Gas Holdings LLC
100,000	2.50%, 11/15/2024	106,967
25,000	3.00%, 11/15/2029	27,681
105,000	3.90%, 11/15/2049	123,043
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(d)	210,476
400,000	2.85%, 08/15/2026	440,640

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Utilities — (continued)
$ 115,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	$ 180,835
25,000	DPL Inc(a) 4.13%, 07/01/2025	26,989
128,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	182,106
130,000	Duke Energy Corp 3.75%, 04/15/2024	143,106
140,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	158,264
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	167,915
95,000	East Ohio Gas Co(a) 3.00%, 06/15/2050	103,085
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	381,919
300,000	Enel Finance International NV(a) 6.00%, 10/07/2039	427,510
	Evergy Inc
90,000	4.85%, 06/01/2021	90,615
560,000	2.45%, 09/15/2024	593,700
25,000	2.90%, 09/15/2029	27,390
	Evergy Metro Inc
20,000	2.25%, 06/01/2030	21,178
210,000	4.20%, 03/15/2048	271,700
350,000	Eversource Energy 2.90%, 10/01/2024	377,657
	Exelon Corp
110,000	2.45%, 04/15/2021	110,431
180,000	4.70%, 04/15/2050	238,943
120,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	139,913
	Georgia Power Co
145,000	2.40%, 04/01/2021	145,485
225,000	2.10%, 07/30/2023	234,996
45,000	4.75%, 09/01/2040	59,027
515,000	Gulf Power Co 4.55%, 10/01/2044	626,985
240,000	ITC Holdings Corp(a) 2.95%, 05/14/2030	262,187
675,000	National Fuel Gas Co 3.75%, 03/01/2023	708,541
370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	409,932
295,000	NextEra Energy Capital Holdings Inc 2.25%, 06/01/2030	309,112
	NiSource Inc
150,000	3.49%, 05/15/2027	170,026
355,000	3.60%, 05/01/2030	410,582
135,000	4.38%, 05/15/2047	170,998
	NRG Energy Inc
75,000	6.63%, 01/15/2027	79,203
25,000	3.63%, 02/15/2031(a)	25,720
310,000	Oglethorpe Power Corp 5.05%, 10/01/2048	393,021
Principal Amount		Fair Value
Utilities — (continued)
$ 60,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	$ 65,642
510,000	Pacific Gas & Electric Co 2.50%, 02/01/2031	510,846
	PacifiCorp
75,000	2.70%, 09/15/2030	82,381
42,000	4.13%, 01/15/2049	53,907
10,000	3.30%, 03/15/2051	11,449
25,000	Pattern Energy Operations LP / Pattern Energy Operations Inc(a) 4.50%, 08/15/2028	26,375
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	109,545
	Public Service Enterprise Group Inc
145,000	2.88%, 06/15/2024	156,079
600,000	1.60%, 08/15/2030	591,215
	Puget Energy Inc
185,000	3.65%, 05/15/2025	203,983
220,000	4.10%, 06/15/2030	248,632
	Sempra Energy
300,000	3.55%, 06/15/2024	326,791
460,000	3.40%, 02/01/2028	524,290
60,000	3.80%, 02/01/2038	69,413
20,000	4.00%, 02/01/2048	23,791
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	108,561
	Southern California Edison Co
90,000	2.85%, 08/01/2029	97,872
300,000	2.25%, 06/01/2030(f)	312,166
27,000	4.00%, 04/01/2047	31,662
88,000	4.13%, 03/01/2048	104,812
105,000	3.65%, 02/01/2050	119,047
	Southern Co
730,000	3.70%, 04/30/2030	844,874
55,000	4.40%, 07/01/2046	69,077
200,000	4.00%, 01/15/2051	211,815
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	26,255
50,000	Vistra Operations Co LLC(a) 5.63%, 02/15/2027	53,182
165,000	Xcel Energy Inc 2.60%, 12/01/2029	178,417
		16,133,677
TOTAL CORPORATE BONDS AND NOTES — 37.47% (Cost $174,079,326)		$191,155,948
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Abu Dhabi Government International Bond(a) 2.50%, 04/16/2025	213,660
270,000	Chile Government International Bond 2.55%, 01/27/2032	290,250

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Colombia Government International Bond
$ 200,000	4.38%, 07/12/2021	$ 203,710
500,000	4.50%, 03/15/2029	578,125
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	526,005
60,000	Hungary Government International Bond 6.38%, 03/29/2021	60,813
	Mexico Government International Bond
500,000	3.75%, 01/11/2028	561,780
400,000	4.75%, 04/27/2032	481,400
76,000	4.75%, 03/08/2044	90,345
205,000	3.77%, 05/24/2061	213,149
200,000	Panama Government International Bond 3.16%, 01/23/2030	221,500
200,000	Peruvian Government International Bond 2.39%, 01/23/2026	213,302
200,000	Qatar Government International Bond(a) 3.75%, 04/16/2030	235,380
150,000	Republic of Poland Government International Bond 4.00%, 01/22/2024	166,106
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.79% (Cost $3,763,223)		$ 4,055,525
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.74%
	Angel Oak Mortgage Trust(a)(b)
	Series 2019-3 Class A1
161,217	2.93%, 05/25/2059	163,520
	Series 2020-1 Class A1
165,165	2.47%, 12/25/2059	166,742
	Series 2020-2 Class A1A
326,556	2.53%, 01/26/2065	335,104
	Series 2020-4 Class A1
213,451	1.47%, 06/25/2065	214,411
	Series 2020-6 Class A1
139,454	1.26%, 05/25/2065	139,692
	Series 2020-R1 Class A1
500,000	0.99%, 04/25/2053	500,057
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2018-3 Class A1
71,781	3.65%, 09/25/2048	73,182
	Series 2019-2 Class A1
93,727	3.63%, 03/25/2049	95,857
	Series 2019-4 Class A1
284,958	2.99%, 07/26/2049	287,627
	Arroyo Mortgage Trust(a)(b)
	Series 2018-1 Class A1
132,681	3.76%, 04/25/2048	134,643
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-2 Class A1
$ 218,276	3.35%, 04/25/2049	$ 224,885
	Series 2019-3 Class A1
196,439	2.96%, 10/25/2048	202,516
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	399,312
	Series 2019-BN16 Class XA
2,600,737	0.23%, 02/15/2052(b)	163,555
	Series 2019-BN18 Class XA
993,794	0.90%, 05/15/2062(b)	62,067
	Series 2019-BN20 Class XA
1,288,228	0.84%, 09/15/2062(b)	77,210
	Series 2019-BN22 Class XA
1,803,224	0.60%, 11/15/2062(b)	81,318
	Series 2019-BN23 Class XA
2,951,984	0.70%, 12/15/2052(b)	158,518
	Series 2019-BN24 Class XA
996,516	0.65%, 11/15/2062(b)	50,010
	Series 2020-BN26 Class XA
1,076,126	1.24%, 03/15/2063(b)	96,333
	Series 2020-BN28 Class XA
2,413,202	1.79%, 03/15/2063(b)	341,861
	Series 2020-BN29 Class XA
2,898,632	1.36%, 11/15/2053(b)	316,708
228,000	BBCMS Mortgage Trust(a)(c) Series 2017-DELC Class A 1.00%, 08/15/2036 1-mo. LIBOR + 0.85%	225,436
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(b)	460,883
	Series 2019-B10 Class XA
2,355,339	1.23%, 03/15/2062(b)	184,524
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	348,440
	Series 2019-B12 Class XA
996,256	1.07%, 08/15/2052(b)	64,203
	Series 2020-B18 Class XA
634,778	1.79%, 07/15/2053(b)	76,300
	Series 2020-B22 Class XA
1,112,000	1.52%, 01/15/2054(b)	140,175
341,982	Bunker Hill Loan Depository Trust(a)(b) Series 2020-1 Class A1 1.72%, 02/25/2055	345,564
130,167	BX Commercial Mortgage Trust(a)(c) Series 2018-IND Class A 0.90%, 11/15/2035 1-mo. LIBOR + 0.75%	130,127
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 1.60%, 12/15/2037 1-mo. LIBOR + 1.45%	100,002
300,000	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	327,320

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Non-Agency — (continued)
$ 248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	$ 278,198
87,963	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	89,764
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	452,969
	Citigroup Mortgage Loan Trust
	Series 2018-RP2 Class A1
220,203	3.50%, 02/25/2058	232,429
	Series 2018-RP3 Class A1
249,177	3.25%, 03/25/2061(a)(b)	263,788
	COLT Mortgage Loan Trust(a)(b)
	Series 2019-2 Class A1
61,880	3.34%, 05/25/2049	62,250
	Series 2019-3 Class A1
76,340	2.76%, 08/25/2049	77,219
	Series 2019-4 Class A1
215,796	2.58%, 11/25/2049	218,527
	Series 2020-1R Class A1
126,568	1.26%, 09/25/2065	126,756
	Series 2020-2R Class A1
480,001	1.33%, 10/26/2065	481,796
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
253,550	2.94%, 01/10/2046	263,443
	Series 2019-WCM Class A
400,000	1.05%, 10/15/2034(a)(c) 1-mo. LIBOR + 0.90%	398,468
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
46,921	3.25%, 04/25/2047(b)	48,807
	Series 2018-RPL9 Class A
229,236	3.85%, 09/25/2057(b)	247,268
	Series 2020-NET Class A
100,000	2.26%, 08/15/2037	103,583
	Series 2020-NQM1 Class A1
627,474	1.21%, 05/25/2065(d)	629,395
	Series 2020-RPL4 Class A1
557,245	2.00%, 01/25/2060	573,193
335,000	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	354,601
12,120,938	DBGS Mortgage Trust(b) Series 2018-C1 Class XA 0.20%, 10/15/2051	168,509
488,777	DBJPM Mortgage Trust(b) Series 2020-C9 Class XA 1.71%, 09/15/2053	53,445
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
11,398	2.45%, 06/25/2047	11,402
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-3A Class A1
$ 83,743	3.79%, 08/25/2058	$ 84,130
	Series 2019-2A Class A1
68,969	3.56%, 04/25/2059	69,410
198,841	Ellington Financial Mortgage Trust(a)(b) Series 2020-2 Class A1 1.18%, 10/25/2065	199,338
560,000	FREMF Mortgage Trust(a)(b) Series 2015-K45 Class B 3.59%, 04/25/2048	606,829
130,414	GCAT Trust(a)(d) Series 2020-NQM2 Class A1 1.56%, 04/25/2065	131,189
	GS Mortgage Securities Trust(b)
	Series 2013-GC13 Class A5
380,000	4.05%, 07/10/2046	406,600
	Series 2020-GC45 Class XA
2,038,792	0.67%, 02/13/2053	101,244
93,154	Homeward Opportunities Fund I Trust(a)(b) Series 2019-2 Class A1 2.70%, 09/25/2059	95,310
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	291,260
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	599,823
	Series 2016-C4 Class ASB
310,000	2.99%, 12/15/2049	332,787
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	124,762
114,427	MetLife Securitization Trust(a)(b) Series 2018-1A Class A 3.75%, 03/25/2057	123,377
	MFA Trust(a)(b)
	Series 2017-RPL-1 Class A1
29,473	2.59%, 02/25/2057	29,817
	Series 2020-NQM3 Class A1
100,820	1.01%, 01/26/2065	100,652
	Mill City Mortgage Loan Trust(a)(b)
	Series 2019-1 Class A1
222,951	3.25%, 10/25/2069	235,273
	Series 2019-GS1 Class A1
540,075	2.75%, 07/25/2059	561,283
600,000	Morgan Stanley Capital I Trust Series 2016-UB12 Class A4 3.60%, 12/15/2049	675,723
305,000	Mortgage Insurance-Linked Notes(a)(c) Series 2019-1 Class M1 2.05%, 11/26/2029 1-mo. LIBOR + 1.90%	304,272
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	1.25%, 12/15/2033 1-mo. LIBOR + 1.10%	97,534

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-TECH Class C
$ 100,000	1.45%, 12/15/2033 1-mo. LIBOR + 1.30%	$ 97,112
220,000	Natixis Commercial Mortgage Securities Trust(a) Series 2019-1776 Class A 2.51%, 10/15/2036	226,292
176,502	New Residential Mortgage LLC(a) Series 2018-GS10 Class A1 3.79%, 07/25/2054	176,705
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
46,366	3.75%, 05/28/2052(b)	49,299
	Series 2017-2A Class A3
124,501	4.00%, 03/25/2057(b)	134,631
	Series 2017-3A Class A1
199,373	4.00%, 04/25/2057(b)	212,019
	Series 2017-4A Class A1
78,093	4.00%, 05/25/2057(b)	84,752
	Series 2017-5A Class A1
78,363	1.65%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	79,293
	Series 2017-6A Class A1
121,163	4.00%, 08/27/2057(b)	130,872
	Series 2018-1A Class A1A
610,922	4.00%, 12/25/2057(b)	660,619
	Series 2018-2A Class A1
139,508	4.50%, 02/25/2058(b)	150,986
	Series 2018-4A Class A1S
158,947	0.90%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	159,094
	Series 2019-3A Class A1A
236,990	3.75%, 11/25/2058(b)	253,040
	Series 2019-5A Class A1B
251,563	3.50%, 08/25/2059(b)	262,517
	Series 2019-NQM2 Class A1
82,487	3.60%, 04/25/2049(b)	83,118
	Series 2019-NQM3 Class A1
199,579	2.80%, 07/25/2049(b)	202,054
	Series 2019-NQM4 Class A1
103,039	2.49%, 09/25/2059(b)	104,952
	Series 2020-1A Class A1B
141,195	3.50%, 10/25/2059(b)	150,719
	Series 2020-NPL2 Class A1
90,316	3.23%, 08/25/2060(d)	90,973
	Preston Ridge Partners Mortgage LLC(a)
	Series 2019-GS1 Class A1
128,509	3.50%, 10/25/2024(b)	130,069
	Series 2020-3 Class A1
407,119	2.86%, 09/25/2025(d)	410,437
	Series 2020-6 Class A1
117,128	2.36%, 11/25/2025(d)	117,141
150,000	Radnor RE Ltd(a)(c) Series 2020-1 Class M1A 1.10%, 02/25/2030 1-mo. LIBOR + 0.95%	149,820
Principal Amount		Fair Value
Non-Agency — (continued)
$ 490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	$ 505,215
128,557	Starwood Mortgage Residential Trust(a)(b) Series 2020-3 Class A1 1.49%, 04/25/2065	129,405
	Verus Securitization Trust(a)
	Series 2018-INV2 Class A1FX
156,066	4.15%, 10/25/2058(b)	158,579
	Series 2019-1 Class A1
204,460	3.84%, 02/25/2059(b)	205,514
	Series 2019-2 Class A1
85,685	3.21%, 05/25/2059(b)	86,345
	Series 2019-INV3 Class A1
272,044	2.69%, 11/25/2059(b)	279,415
	Series 2020-4 Class A1
207,349	1.50%, 05/25/2065(d)	208,863
	Series 2020-5 Class A1
282,486	1.22%, 05/25/2065(d)	283,767
	Series 2020-NPL1 Class A1
291,048	3.60%, 08/25/2050(d)	291,034
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	160,932
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	355,037
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	414,254
		24,189,399
U.S. Government Agency — 28.40%
127,635	Fannie Mae Interest Strip Series 415 Class A3 3.00%, 11/25/2042	136,543
	Federal Home Loan Mortgage Corp
40	4.50%, 04/01/2021	42
161	6.00%, 05/01/2021	162
734	4.50%, 07/01/2021	771
1,377	5.00%, 03/01/2022	1,444
430,084	3.00%, 09/01/2027	457,661
5,251	6.00%, 11/01/2033	6,064
8,752	6.00%, 04/01/2035	9,846
16,723	4.50%, 05/01/2035	18,354
40,365	5.50%, 08/01/2035	45,654
46,133	4.50%, 11/01/2035	50,654
4,479	6.50%, 02/01/2036	5,144
11,232	4.50%, 03/01/2036	12,435
13,086	6.00%, 03/01/2036	15,681
14,319	5.50%, 06/01/2036	15,999
33,198	5.50%, 08/01/2036	39,024
4,556	6.00%, 08/01/2037	5,240
21,342	7.00%, 08/01/2037	24,047
63,394	5.00%, 04/01/2038	73,708

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 156,187	5.50%, 05/01/2038	$ 182,690
104,737	4.50%, 03/01/2039	116,364
112,088	4.50%, 05/01/2039	124,388
113,047	4.00%, 09/01/2040	124,006
289,309	5.00%, 09/01/2040	336,071
36,464	4.00%, 09/01/2043	40,178
945,652	4.00%, 03/01/2044	1,032,393
330,998	4.50%, 04/01/2044	368,737
701,218	4.50%, 12/01/2044	779,356
526,072	3.00%, 02/01/2047	552,660
2,114,596	3.00%, 10/01/2049	2,219,947
922,042	2.50%, 03/01/2050	972,670
896,571	3.50%, 03/01/2050	946,644
773,614	3.00%, 04/01/2050	810,748
1,095,822	3.50%, 05/01/2050	1,157,157
5,349,951	2.00%, 10/01/2050	5,557,133
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	217,952
	Series K104 Class X1
1,003,821	1.13%, 01/25/2030(b)	88,106
	Series K111 Class X1
577,110	1.57%, 05/25/2030(b)	72,792
	Series K112 Class X1
1,129,682	1.43%, 05/25/2030(b)	131,293
	Series K114 Class X1
1,469,297	1.12%, 06/25/2030(b)	134,915
	Series K122 Class X1
450,000	0.88%, 11/25/2030(b)	33,951
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
33,839	3.00%, 05/15/2041	36,576
	Series 4097 Class KA
169,633	2.00%, 09/15/2031	174,435
	Series 4122 Class AB
141,762	1.50%, 10/15/2042	142,166
	Series 4139 Class PA
180,385	2.50%, 11/15/2041	188,774
	Series 4142 Class PT
128,144	1.25%, 12/15/2027	130,077
	Series 4146 Class AB
117,801	1.13%, 12/15/2027	119,118
	Series 4216 Class KQ
134,296	1.70%, 10/15/2039	136,213
	Series 4961 Class JB
245,614	2.50%, 12/15/2042	256,206
164,553	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c) Series 2014-DN3 Class M3 4.15%, 08/25/2024 1-mo. LIBOR + 4.00%	167,863
	Federal National Mortgage Association
443,465	4.00%, 07/01/2026	471,674
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 646,944	3.50%, 01/01/2031	$ 686,768
160,000	3.09%, 07/01/2032	182,772
385,000	3.10%, 07/01/2032	440,336
217,550	3.19%, 07/01/2033	244,441
9,932	4.50%, 08/01/2035	10,977
14,248	6.00%, 02/01/2036	16,662
71,920	5.50%, 03/01/2036	84,544
23,617	6.50%, 06/01/2036	26,459
50,924	6.00%, 03/01/2037	60,315
258	6.50%, 04/01/2037	290
55,803	6.00%, 08/01/2037	66,679
23,139	6.50%, 08/01/2037	26,905
641,480	4.00%, 02/01/2041	703,099
3,976,979	4.50%, 02/01/2041	4,464,081
324,234	4.00%, 10/01/2041	353,332
667,071	4.00%, 01/01/2045	735,109
381,085	3.50%, 08/01/2045	408,072
784,417	4.00%, 10/01/2046	849,600
853,682	3.50%, 01/01/2047	909,193
3,771,491	4.00%, 06/01/2047	4,061,933
2,340,329	4.50%, 11/01/2047	2,559,651
1,083,226	4.50%, 04/01/2048	1,177,847
509,860	4.00%, 02/01/2049	544,591
417,970	3.00%, 11/01/2049	438,422
2,015,311	3.00%, 12/01/2049	2,116,938
873,918	2.50%, 03/01/2050	921,904
4,872,378	3.00%, 04/01/2050	5,139,317
1,481,195	3.50%, 05/01/2050	1,565,139
2,358,271	2.50%, 06/01/2050	2,487,761
380,327	2.50%, 07/01/2050	401,211
3,044,416	2.50%, 08/01/2050	3,211,582
4,847,462	2.50%, 09/01/2050	5,113,631
5,997,507	2.00%, 12/01/2050	6,232,260
	Federal National Mortgage Association Alternative Credit Enhancement Securities(b)
	Series 2019-M21 Class X3
2,145,361	1.21%, 06/25/2034	217,771
	Series 2020-M2 Class X
5,374,542	0.33%, 01/25/2030	116,356
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
128,755	1.50%, 09/25/2027	131,258
	Series 2012-124 Class JA
89,124	1.50%, 11/25/2042	89,249
	Series 2012-128 Class PD
234,994	1.50%, 06/25/2042	239,361
	Series 2012-18 Class GA
77,760	2.00%, 12/25/2041	80,327
	Series 2012-21 Class PQ
40,981	2.00%, 09/25/2041	42,195
	Series 2012-52 Class PA
49,260	3.50%, 05/25/2042	53,408
	Series 2012-75 Class KC
77,443	2.50%, 12/25/2041	79,881

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2013-16 Class A
$ 196,021	1.75%, 01/25/2040	$ 198,199
	Series 2013-43 Class XP
160,901	1.50%, 08/25/2041	163,883
	Series 2013-77 Class BP
126,698	1.70%, 06/25/2043	128,645
	Series 2013-9 Class PT
109,425	1.25%, 02/25/2028	110,821
	Series 2015-48 Class QB
76,163	3.00%, 02/25/2043	79,041
	Series 2015-5 Class EP
166,153	2.00%, 06/25/2043	169,968
	Series 2016-11 Class GA
78,960	2.50%, 03/25/2046	82,896
	Series 2016-38 Class NA
34,225	3.00%, 01/25/2046	36,656
	Series 2017-26 Class CG
106,630	3.50%, 07/25/2044	111,788
	Series 2017-34 Class JK
54,635	3.00%, 05/25/2047	56,572
	Series 2017-35 Class AH
133,010	3.50%, 04/25/2053	137,399
	Series 2017-49 Class JA
105,510	4.00%, 07/25/2053	110,498
	Series 2017-72 Class B
66,857	3.00%, 09/25/2047	71,665
	Series 2017-72 Class CD
68,538	3.00%, 09/25/2047	73,612
	Series 2017-84 Class KA
87,951	3.50%, 04/25/2053	90,664
	Series 2017-A6 Class A6
169,928	3.00%, 12/25/2054	178,512
	Series 2018-19 Class DC
70,138	3.50%, 05/25/2056	73,556
	Series 2018-23 Class LA
72,155	3.50%, 04/25/2048	78,314
	Series 2018-38 Class PC
70,288	3.50%, 03/25/2045	71,963
	Series 2018-70 Class HA
112,960	3.50%, 10/25/2056	120,836
	Series 2018-72 Class BA
154,240	3.50%, 07/25/2054	162,220
	Series 2018-77 Class PA
50,291	3.50%, 02/25/2048	52,769
	Series 2018-80 Class GD
100,565	3.50%, 12/25/2047	106,199
	Series 2019-12 Class HA
134,548	3.50%, 11/25/2057	144,895
	Series 2019-14 Class CA
129,730	3.50%, 04/25/2049	141,505
	Series 2019-15 Class AB
135,121	3.50%, 05/25/2053	142,299
	Series 2019-21 Class BD
132,809	3.00%, 09/25/2057	138,612
	Series 2019-22 Class BA
137,213	3.50%, 12/25/2058	150,243
	Series 2019-28 Class JA
124,313	3.50%, 06/25/2059	138,210
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2019-41 Class AC
$ 144,951	2.50%, 03/25/2053	$ 149,855
	Series 2019-45 Class PT
170,817	3.00%, 08/25/2049	183,891
	Series 2019-6 Class GJ
166,278	3.00%, 02/25/2049	176,648
	Series 2019-7 Class CA
115,089	3.50%, 11/25/2057	124,495
	Series 2019-7 Class JA
115,010	3.50%, 03/25/2049	123,846
	Series 2020-1 Class AC
525,356	3.50%, 08/25/2058	568,832
	Government National Mortgage Association
4,000,000	2.00%, TBA	4,182,339
8,600,000	3.00%, TBA	8,991,953
6,500,000	3.50%, TBA	6,888,527
2,800,000	4.00%, TBA	2,985,124
2,400,000	4.50%, TBA	2,569,766
313,602	4.00%, 02/20/2045	345,919
166,570	4.50%, 01/20/2046	185,539
	Series 2013-37 Class LG
104,290	2.00%, 01/20/2042	107,062
	Series 2015-151 Class BA
112,494	1.70%, 10/20/2045	113,833
	Series 2015-56 Class LB
189,923	1.50%, 04/16/2040	191,768
71,193	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	79,417
	Uniform Mortgage-Backed Security(i)
5,100,000	1.50%, TBA	5,246,661
16,900,000	2.00%, TBA	17,568,545
1,700,000	2.50%, TBA	1,791,771
7,700,000	3.00%, TBA	8,069,542
9,600,000	3.50%, TBA	10,146,489
2,800,000	4.00%, TBA	2,990,089
1,600,000	4.50%, TBA	1,734,968
		144,872,672
TOTAL MORTGAGE-BACKED SECURITIES — 33.14% (Cost $166,755,289)		$169,062,071
MUNICIPAL BONDS AND NOTES
65,000	Chicago Transit Authority Sales Tax Receipts Fund 3.91%, 12/01/2040	73,141
	County of Riverside California
420,000	2.96%,02/15/2027	447,065
420,000	3.07%,02/15/2028	449,312
200,000	District of Columbia 3.43%, 04/01/2042	216,976
	Marshall University
100,000	3.13%,05/01/2028	108,516
100,000	3.38%,05/01/2031	109,766

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
	Metropolitan Transportation Authority
$ 115,000	4.75%,11/15/2045	$ 134,787
315,000	5.18%,11/15/2049	369,107
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 11/01/2040	589,050
280,000	New York State Dormitory Authority 4.00%, 02/15/2037	335,922
80,000	New York State Thruway Authority 2.90%, 01/01/2035	86,734
450,000	New York Transportation Development Corp 4.25%, 09/01/2035	499,171
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	457,261
345,000	Port Authority of New York & New Jersey 1.09%, 07/01/2023	350,140
40,000	Regents of the University of California Medical Center Pooled Revenue 6.55%, 05/15/2048	64,920
395,000	State Board of Administration Finance Corp 1.26%, 07/01/2025	404,049
	State of California
5,000	7.55%,04/01/2039	8,779
130,000	7.30%,10/01/2039	214,582
15,000	7.63%,03/01/2040	26,033
15,000	State of Connecticut 3.00%, 07/01/2021	15,201
340,000	State of Illinois 5.00%, 10/01/2026	392,544
TOTAL MUNICIPAL BONDS AND NOTES — 1.05% (Cost $5,054,673)		$ 5,353,056
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
13,120,000	0.13%, 10/31/2022	13,121,538
700,000	0.13%, 10/15/2024	761,622
2,700,000	0.13%, 04/15/2025	2,923,553
275,000	0.13%, 10/15/2025	299,560
435,000	0.63%, 01/15/2026	531,977
900,000	0.38%, 01/15/2027	1,082,306
30,000	0.50%, 01/15/2028	35,897
110,000	0.75%, 07/15/2028	132,380
465,000	0.88%, 01/15/2029	563,332
12,090,000	0.13%, 07/15/2030	13,766,955
120,000	1.00%, 02/15/2048	176,173
850,000	0.25%, 02/15/2050	1,011,651
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
	United States Treasury Note/Bond
$ 225,000	1.63%, 12/31/2021	$ 228,375
1,350,000	0.38%, 03/31/2022	1,354,272
100,000	2.13%, 05/15/2022	102,734
2,000,000	0.13%, 06/30/2022	2,000,234
1,000,000	0.13%, 11/30/2022(f)	1,000,078
6,720,000	0.13%, 05/15/2023	6,717,638
3,630,000	1.75%, 05/15/2023(j)(k)	3,767,827
7,580,000	2.38%, 08/15/2024	8,168,634
8,752,000	2.00%, 02/15/2025	9,369,084
2,215,000	2.13%, 05/15/2025	2,390,296
2,400,000	0.25%, 06/30/2025	2,393,438
7,325,000	2.88%, 07/31/2025	8,175,101
9,060,000	6.88%, 08/15/2025	11,781,539
1,200,000	0.25%, 08/31/2025	1,195,875
1,085,000	0.25%, 09/30/2025	1,080,677
2,000,000	0.38%, 11/30/2025	2,002,344
1,000,000	1.38%, 08/31/2026	1,051,563
265,000	1.13%, 02/28/2027	274,710
2,000,000	0.50%, 04/30/2027(k)	1,994,297
2,500,000	0.50%, 05/31/2027	2,490,234
1,150,000	0.38%, 07/31/2027	1,134,457
430,000	0.38%, 09/30/2027	423,248
125,000	0.50%, 10/31/2027	123,965
600,000	2.38%, 05/15/2029	677,719
5,475,000	0.63%, 05/15/2030	5,349,246
9,605,000	0.63%, 08/15/2030	9,358,872
2,560,000	0.88%, 11/15/2030	2,550,000
1,220,000	1.38%, 11/15/2040	1,204,178
350,000	3.63%, 08/15/2043	493,473
4,670,000	3.75%, 11/15/2043	6,710,571
5,590,000	3.63%, 02/15/2044	7,902,207
610,000	3.13%, 08/15/2044	803,079
3,850,000	2.50%, 02/15/2045	4,582,703
4,140,000	3.00%, 11/15/2045(f)	5,377,634
3,440,000	2.50%, 02/15/2046	4,101,797
260,000	2.50%, 05/15/2046	310,009
1,620,000	2.25%, 08/15/2046	1,845,534
1,500,000	2.88%, 11/15/2046	1,912,734
1,500,000	3.00%, 02/15/2047	1,957,617
690,000	3.00%, 02/15/2048	904,035
300,000	3.13%, 05/15/2048	401,930
510,000	2.25%, 08/15/2049	582,436
2,545,000	1.38%, 08/15/2050	2,377,984
7,110,000	1.63%, 11/15/2050(f)	7,067,784
TOTAL U.S. TREASURY BONDS AND NOTES — 33.34% (Cost $164,667,298)		$170,099,106
Shares
COMMON STOCK
Basic Materials — 0.00%(e)
1,020	Hexion Holdings Corp Class B(l)	12,495

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Communications — 0.00%(e)
791	iHeartMedia Inc Class A(f)(l)	$ 10,267
Consumer, Cyclical — 0.01%
2,214	Party City Holdco Inc(l)	13,616
Energy — 0.01%
543	Oasis Petroleum Inc(l)	20,124
778	Whiting Petroleum Corp(l)	19,450
		39,574
TOTAL COMMON STOCK — 0.02% (Cost $213,158)		$ 75,952
INVESTMENT COMPANIES
934,333	Federated Emerging Markets Core Fund(m)(n)	9,782,468
3,296	Federated High Yield Bond Fund(m)(n)	20,926
TOTAL INVESMENT COMPANIES — 1.92% (Cost $9,289,097)		$ 9,803,394
GOVERNMENT MONEY MARKET MUTUAL FUNDS
595,000	Goldman Sachs Financial Square Government Fund Institutional Class(o), 0.02%(p)	595,000
595,000	JPMorgan U.S. Government Money Market Fund Capital Shares(o), 0.03%(p)	595,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.23% (Cost $1,190,000)		$ 1,190,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.22%
$1,766,239	Undivided interest of 3.16% in a repurchase agreement (principal amount/value $55,851,428 with a maturity value of $55,851,924) with RBC Capital Markets Corp, 0.08%, dated 12/31/20 to be repurchased at $1,766,239 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 1/5/21 - 12/20/50, with a value of $56,968,457.(o)	1,766,239
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,766,239	Undivided interest of 3.24% in a repurchase agreement (principal amount/value $54,474,036 with a maturity value of $54,474,460) with Citigroup Global Markets Inc, 0.07%, dated 12/31/20 to be repurchased at $1,766,239 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.00%, 9/15/21 - 1/1/51, with a value of $55,563,519.(o)	$ 1,766,239
1,766,239	Undivided interest of 3.47% in a repurchase agreement (principal amount/value $50,827,140 with a maturity value of $50,827,535) with Morgan Stanley & Co LLC, 0.07%, dated 12/31/20 to be repurchased at $1,766,239 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/4/21 - 12/20/50, with a value of $51,843,750.(o)	1,766,239
948,095	Undivided interest of 31.89% in a repurchase agreement (principal amount/value $2,973,387 with a maturity value of $2,973,413) with Bank of America Securities Inc, 0.08%, dated 12/31/20 to be repurchased at $948,095 on 1/4/21 collateralized by various U.S. Government Agency securities, 1.50% - 3.50%, 2/1/48 - 1/1/51, with a value of $3,032,855.(o)	948,095
TOTAL SHORT TERM INVESTMENTS — 1.22% (Cost $6,246,812)		$ 6,246,812
TOTAL INVESTMENTS — 112.70% (Cost $549,046,873)		$575,012,003
OTHER ASSETS & LIABILITIES, NET — (12.70)%		$ (64,796,340)
TOTAL NET ASSETS — 100.00%		$510,215,663

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2020.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2020. Maturity date disclosed represents final maturity date.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security is on loan at December 31, 2020.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(l)	Non-income producing security.
(m)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 3).
(n)	Restricted security; further details of these securities are included in a subsequent table.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of December 31, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At December 31, 2020, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	07/13/2020-12/22/2020	$9,268,889	$9,782,468	1.92%
Federated High Yield Bond Fund	08/18/2020-12/01/2020	20,208	20,926	0.00
		$9,289,097	$9,803,394	1.92%
(a)See Notes to Financials regarding restriction information.
At December 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Note Futures	78	USD	10,770,094	March 2021	$ (10,908)
U.S. 10 Year Treasury Ultra Futures	131	USD	20,483,078	March 2021	103,858
U.S. 2 Year Treasury Note Futures	26	USD	2,872,695	March 2021	(5,432)
U.S. 5 Year Treasury Note Futures	106	USD	13,373,391	March 2021	(23,343)
U.S. Long Bond Futures	87	USD	15,067,313	March 2021	86,516
U.S. Ultra Bond Futures	77	USD	16,444,312	March 2021	279,941
Long
U.S. 2 Year Treasury Note Futures	284	USD	31,378,672	March 2021	55,351
U.S. Long Bond Futures	2	USD	346,375	March 2021	(4,406)
				Net Appreciation	$481,577
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2020
At December 31, 2020, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.35 Index	$895,000	$21,925	$20,291	1.00	December 20, 2025	$1,634	Sell	Quarterly
					Net Appreciation	$1,634
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West Core Bond Fund
ASSETS:
Investments at fair value, affiliated(a)	$9,803,394
Investments in securities, fair value (including $7,252,494 of securities on loan)(b)	558,961,797
Repurchase agreements, fair value(c)	6,246,812
Cash	14,735,460
Cash denominated in foreign currencies, fair value(d)	15,916
Cash pledged on futures contracts	1,524
Cash pledged on centrally cleared swaps	13,341
Dividends and interest receivable	2,857,372
Subscriptions receivable	65,161
Variation margin on centrally cleared swaps	502
Total Assets	592,701,279
LIABILITIES:
Payable for TBA investments purchased	72,936,575
Payable for director fees	5,258
Payable for investments purchased	435,319
Payable for other accrued fees	83,125
Payable for shareholder services fees	25,889
Payable to investment adviser	110,779
Payable upon return of securities loaned	7,436,812
Redemptions payable	1,328,779
Variation margin on futures contracts	123,080
Total Liabilities	82,485,616
NET ASSETS	$510,215,663
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,777,084
Paid-in capital in excess of par	479,608,008
Undistributed/accumulated earnings	25,830,571
NET ASSETS	$510,215,663
NET ASSETS BY CLASS
Investor Class	$89,443,482
Institutional Class	$420,772,181
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	7,741,315
Institutional Class	40,029,527
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.55
Institutional Class	$10.51
(a) Cost of investments, affiliated	$9,289,097
(b) Cost of investments, unaffiliated	$533,510,964
(c) Cost of repurchase agreements	$6,246,812
(d) Cost of cash denominated in foreign currencies	$14,882
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West Core Bond Fund
INVESTMENT INCOME:
Interest	$11,128,952
Income from securities lending	22,461
Dividends, affiliated	702,251
Total Income	11,853,664
EXPENSES:
Management fees	1,488,069
Shareholder services fees – Investor Class	222,494
Audit and tax fees	46,237
Custodian fees	68,930
Director's fees	20,142
Legal fees	6,016
Pricing fees	179,174
Registration fees	31,211
Shareholder report fees	1,802
Transfer agent fees	7,891
Other fees	2,877
Total Expenses	2,074,843
Less amount waived by investment adviser	224,997
Net Expenses	1,849,846
NET INVESTMENT INCOME	10,003,818
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(469,510)
Net realized gain on investments and foreign currency transactions, unaffiliated	19,637,553
Net realized loss on credit default swaps	(128,332)
Net realized loss on interest rate swaps	(1,037,559)
Net realized loss on futures contracts	(4,485,331)
Net realized loss on forward foreign currency contracts	(5,093)
Net Realized Gain	13,511,728
Net change in unrealized appreciation on investments, affiliated	360,227
Net change in unrealized appreciation on investments and foreign currency translations, unaffiliated	10,676,908
Net change in unrealized depreciation on credit default swaps	(28,683)
Net change in unrealized appreciation on interest rate swaps	147,589
Net change in unrealized depreciation on futures contracts	(579,264)
Net change in unrealized depreciation on forward foreign currency contracts	(97,861)
Net Change in Unrealized Appreciation	10,478,916
Net Realized and Unrealized Gain	23,990,644
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,994,462
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Core Bond Fund	2020	2019
OPERATIONS:
Net investment income	$10,003,818	$13,426,333
Net realized gain	13,511,728	350,039
Net change in unrealized appreciation	10,478,916	26,645,296
Net Increase in Net Assets Resulting from Operations	33,994,462	40,421,668
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,218,294)	(1,039,125)
Institutional Class	(14,059,398)	(12,474,838)
From Net Investment Income and Net Realized Gains	(16,277,692)	(13,513,963)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	50,901,795	30,469,573
Institutional Class	133,048,873	101,902,373
Shares issued in reinvestment of distributions
Investor Class	2,218,294	1,039,125
Institutional Class	14,059,398	12,474,838
Shares redeemed
Investor Class	(17,855,368)	(12,022,900)
Institutional Class	(180,672,646)	(75,862,618)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,700,346	58,000,391
Total Increase in Net Assets	19,417,116	84,908,096
NET ASSETS:
Beginning of year	490,798,547	405,890,451
End of year	$510,215,663	$490,798,547
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,422,649	2,802,719
Institutional Class	12,665,428	10,326,130
Shares issued in reinvestment of distributions
Investor Class	194,192	95,238
Institutional Class	1,355,239	1,254,067
Shares redeemed
Investor Class	(1,577,156)	(1,109,623)
Institutional Class	(17,710,427)	(7,628,733)
Net Increase (Decrease)	(650,075)	5,739,798
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$11.03	0.21	0.67	0.88	(0.30)	(0.06)	(0.36)	$11.55	8.01%
12/31/2019	$10.35	0.28	0.67	0.95	(0.27)	-	(0.27)	$11.03	9.19%
12/31/2018	$10.73	0.30	(0.43)	(0.13)	(0.25)	-	(0.25)	$10.35	(1.21%)
12/31/2017	$10.53	0.27	0.14	0.41	(0.21)	-	(0.21)	$10.73	3.90%
12/31/2016	$10.29	0.29	0.19	0.48	(0.24)	-	(0.24)	$10.53	4.69%
Institutional Class
12/31/2020	$10.04	0.23	0.61	0.84	(0.31)	(0.06)	(0.37)	$10.51	8.46%
12/31/2019	$ 9.45	0.30	0.59	0.89	(0.30)	-	(0.30)	$10.04	9.45%
12/31/2018	$ 9.84	0.31	(0.39)	(0.08)	(0.31)	-	(0.31)	$ 9.45	(0.82%)
12/31/2017	$ 9.70	0.29	0.13	0.42	(0.28)	-	(0.28)	$ 9.84	4.37%
12/31/2016	$ 9.53	0.30	0.18	0.48	(0.31)	-	(0.31)	$ 9.70	4.99%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)(e)
Supplemental Data and Ratios
Investor Class
12/31/2020	$ 89,443	0.79%	0.70%	1.81%	265%
12/31/2019	$ 51,836	0.80%	0.70%	2.61%	180%
12/31/2018	$ 30,166	0.83%	0.70%	2.91%	154%
12/31/2017	$ 31,615	0.80%	0.70%	2.56%	104%
12/31/2016	$ 31,830	0.70%	0.70%	2.74%	54%
Institutional Class
12/31/2020	$420,772	0.39%	0.35%	2.20%	265%
12/31/2019	$438,963	0.39%	0.35%	2.99%	180%
12/31/2018	$375,724	0.40%	0.35%	3.25%	154%
12/31/2017	$450,325	0.38%	0.35%	2.91%	104%
12/31/2016	$386,379	0.35%	0.35%	3.09%	54%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
(e)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 86%, 66%, 62%, and 74% for the years ended December 31, 2020, 2019, 2018, and 2017, respectively.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Core Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Annual Report - December 31, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Investment Companies	Net asset value of underlying fund.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 17,958,264	$ —	$ 17,958,264
Bank Loans	—	11,875	—	11,875
Corporate Bonds and Notes	—	191,155,948	—	191,155,948
Foreign Government Bonds and Notes	—	4,055,525	—	4,055,525
Mortgage-Backed Securities	—	169,062,071	—	169,062,071
Municipal Bonds and Notes	—	5,353,056	—	5,353,056
U.S. Treasury Bonds and Notes	—	170,099,106	—	170,099,106
Common Stock	75,952	—	—	75,952
Government Money Market Mutual Funds	1,190,000	—	—	1,190,000
Investment Companies(a)	—	—	—	9,803,394
Short Term Investments	—	6,246,812	—	6,246,812
Total investments, at fair value:	1,265,952	563,942,657	0	575,012,003
Other Financial Investments:
Credit Default Swaps(b)	—	1,634	—	1,634
Futures Contracts(b)	525,666	—	—	525,666
Total Assets	$ 1,791,618	$ 563,944,291	$ 0	$ 575,539,303
Liabilities
Other Financial Investments:
Futures Contracts(b)	$ (44,089)	$ —	$ —	$ (44,089)
Total Liabilities	$ (44,089)	$ 0	$ 0	$ (44,089)
(a)	As permitted by U.S. GAAP, investment companies valued at $9,803,394 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities.
(b)	Credit Default Swaps and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is a non-diversified portfolio, one of four of Federated Core Trust, registered as an open-end management investment company under the 1940 Act. This fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated High Yield Bond Fund is a non-diversified portfolio, one of four of Federated Core Trust, registered as an open-end management investment company under the 1940 Act. This fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.

Annual Report - December 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2020

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
	2020	2019
Ordinary income	$11,668,150	$13,513,963
Long-term capital gain	4,609,542	-
	$16,277,692	$13,513,963
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	21,925
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	25,808,646
Tax composition of capital	$25,830,571
At December 31, 2020, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2020, the Fund utilized $8,147,895 of capital loss carryforwards to offset capital gains realized in that fiscal year. At December 31, 2020, there were no remaining capital loss carryforwards.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
Federal tax cost of investments	$549,686,568
Gross unrealized appreciation on investments	27,604,520
Gross unrealized depreciation on investments	(1,795,874)
Net unrealized appreciation on investments	$25,808,646

Annual Report - December 31, 2020

Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received, if any. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Annual Report - December 31, 2020

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of (58) futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts of $1,269,425 in forward contracts for the reporting period. At December 31, 2020, there were no forward contracts held.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $5,279,615 in credit default swaps for the reporting period.

Annual Report - December 31, 2020

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $8,468,846 in interest rate swaps for the reporting period. At December 31, 2020, there were no interest rate swaps held.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$ 1,634(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$525,666 (a)	Net unrealized depreciation on futures contracts	$(44,089) (a)
(a)Includes cumulative appreciation of credit contracts and interest rate contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2020 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(4,485,331)	Net change in unrealized depreciation on futures contracts	$(579,264)
Credit contracts (swaps)	Net realized loss on credit default swaps	$ (128,332)	Net change in unrealized depreciation on credit default swaps	$(28,683)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(1,037,559)	Net change in unrealized appreciation on interest rate swaps	$147,589
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (5,093)	Net change in unrealized depreciation on forward foreign currency contracts	$ (97,861)

Annual Report - December 31, 2020

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$251,152	$186,624	$224,997	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the fiscal year ended December 31, 2020.
For the year ended December 31, 2020, the Fund received a reimbursement of $293,373 from the Adviser related to certain losses.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the year ended December 31, 2020, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.

Annual Report - December 31, 2020

Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	934,333	$ 9,792,320	$15,318,739	$15,380,681	$ 108,484	$ 52,090	$457,201	$9,782,468	1.92%
Federated High Yield Bond Fund	3,296	-	820,745	800,537	(2,338)	718	5,456	20,926	-
Federated Project Trade and Finance Fund	-	13,372,308	293,401	13,973,128	(575,656)	307,419	239,594	-	-
					(469,510)	360,227	702,251	9,803,394	1.92
				Total	$(469,510)	$360,227	$702,251	$9,803,394	1.92%
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $165,192,648 and $155,814,149, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,191,353,637 and $1,195,875,221, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2020, the Fund had securities on loan valued at $7,252,494 and received collateral as reported on the Statement of Assets and Liabilities of $7,436,812 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$1,676,426
U.S. Treasury Bonds and Notes	5,750,089
Common Stocks	10,297
Total secured borrowings	$7,436,812
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2020

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Core Bond Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, 7% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021